UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                      Date of fiscal year end: May 31, 2007

                    Date of reporting period: August 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 9.19%
$       237,738  BANK OF AMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1
                 CLASS A8                                                            6.73%       06/10/2023   $       237,843
      7,500,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-4
                 CLASS A5+/-                                                         4.91        12/01/2040         7,451,700
        920,267  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS
                 A2+/-                                                               5.67        12/01/2021           919,641
      5,785,913  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                 6.60        02/25/2032         5,867,819
      7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(d)          10.00        07/25/2008         1,346,347
        152,129  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7         6.63        09/15/2016           150,865
      2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                  4.64        06/15/2035         2,258,343
      2,120,092  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8             6.86        07/15/2029         2,157,297
      1,164,807  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/- ++                          5.66        04/25/2035         1,165,661
      7,000,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS AZ             4.41        06/15/2012         6,913,043
      4,625,202  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                 CLASS A1+/-                                                         5.60        01/20/2035         4,630,019
      4,575,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4           4.60        11/22/2010         4,506,165
      6,445,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A3                   4.80        10/18/2010         6,409,040
      7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4               4.18        02/15/2012         7,459,716
      3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-              6.12        11/25/2036         3,814,668
      5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                 AIO(d)                                                              6.00        08/25/2011         1,290,450
      6,860,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2003-C CLASS A5          3.21        03/16/2009         6,738,204
      1,500,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-C CLASS A3          4.19        07/15/2009         1,480,946
      4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                4.34        05/15/2012         3,925,670
        821,908  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
                 CLASS A6                                                            5.98        08/25/2019           818,797
      4,527,751  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/- ++               4.50        02/28/2036         4,479,161
      4,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3           4.28        06/14/2010         3,953,786
      6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4           4.88        04/12/2013         5,947,936
      5,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                    4.39        05/19/2013         4,925,269

TOTAL ASSET BACKED SECURITIES (COST $89,698,192)                                                                   88,848,386
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.64%
      3,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2006-2 CLASS AAB+/-                                                 5.91        05/10/2045         3,063,716
      4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2005-6 CLASS ASB+/-                                                 5.18        09/10/2047         4,211,459
      4,370,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2006-PW11 CLASS AAB+/-                                       5.63        03/11/2039         4,404,460
      6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10
                 CLASS AAB                                                           5.38        12/11/2040         5,980,019
      3,995,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB        4.76        05/15/2043         3,861,217
      5,665,122  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS
                 3A1+/-                                                              5.53        08/25/2035         5,665,122
      2,532,889  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                    6.50        11/25/2034         2,581,594
      5,967,250  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/- ++              5.68        03/25/2035         5,985,132
      4,855,534  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CKASS AF+/- ++                5.72        09/25/2035         4,882,001
      4,486,252  COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                 5.52        04/25/2036         4,485,265
      2,636,315  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2004-AR5 CLASS 10A1+/-                                              4.99        05/01/2034         2,615,463
      5,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2005-C1 CLASS AAB                                                   4.82        02/15/2038         4,878,619
      4,000,000  CWL SERIES  2006-S4 CLASS A6                                        5.83        10/25/2036         3,999,877
         19,661  FNMA SERIES 1988-5 CLASS Z                                          9.20        03/25/2018            20,567
      8,771,000  FNMA SERIES 2002-6 CLASS PD<<                                       6.00        02/25/2017         8,884,079
      5,075,311  FNMA SERIES 2002-9 CLASS PC<<                                       6.00        03/25/2017         5,138,734
     21,341,312  FNMA SERIES 2005-29 CLASS WQ<<                                      5.50        04/25/2035        21,125,022
      7,690,289  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                             6.25        05/25/2042         7,772,480
      4,525,504  FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                           7.00        05/25/2044         4,657,821
      2,337,050  FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                             7.50        06/25/2044         2,440,104
        155,598  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-         5.67        01/19/2035           156,378
      5,385,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 2006-LDP6 CLASS ASB+/-                                              5.49        04/15/2043         5,394,615
      5,550,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 2005-LDP5 CLASS ASB+/-                                              5.17        12/15/2044         5,502,401
      1,681,198  LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS
                 3A1+/- ++                                                           5.68        04/25/2031         1,676,470
        120,934  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                       9.95        08/01/2017           122,850
      4,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-          4.67        06/12/2043         3,841,684
      6,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-          5.24        11/12/2037         5,971,682
        416,732  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-         5.70        11/10/2030           417,646
        861,137  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D              7.56        11/10/2030           891,137

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     3,761,102  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS
                 A1+/- ++                                                            6.50%       10/25/2034   $     3,823,179
        132,280  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                 CLASS A1+/- ++                                                      5.82        11/25/2034           132,380
      1,400,000  SBAP SERIES 2006 -20H CLASS 1                                       5.70        08/01/2026         1,400,000
      2,241,333  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                        5.73        10/20/2027         2,244,818
      1,235,890  SMALL BUSINESS ADMINISTRATION SERIES 2003-P10A CLASS 1              4.52        02/10/2013         1,189,867
     12,244,912  SMALL BUSINESS ADMINISTRATION SERIES 2005-P10B CLASS 1              4.94        08/10/2015        12,059,453
     11,437,995  SMALL BUSINESS ADMINISTRATION SERIES 2006-P10A CLASS 1              5.41        02/10/2016        11,455,173
      7,500,000  SMALL BUSINESS ADMINISTRATION SERIES 2006-P10B CLASS 1              5.68        08/01/2016         7,500,000
      3,855,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20
                 CLASS A4+/-                                                         5.22        07/15/2042         3,847,011
      2,944,247  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-            5.55        04/25/2045         2,949,233
      2,923,231  WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4
                 CLASS DA+/-                                                         5.40        06/25/2046         2,915,747

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $181,245,970)                                                     180,144,475
                                                                                                              ---------------
CORPORATE BONDS & NOTES - 24.30%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.04%
        375,000  SWIFT ENERGY                                                        7.63        07/15/2011           378,750
                                                                                                              ---------------

AEROSPACE, DEFENSE - 0.06%
        600,000  ARMOR HOLDINGS INCORPORATED                                         8.25        08/15/2013           621,000
                                                                                                              ---------------

AMUSEMENT & RECREATION SERVICES - 0.20%
        485,000  K2 INCORPORATED                                                     7.38        07/01/2014           470,450
      1,480,000  PEARSON DOLLAR FINANCIAL PLC++                                      5.70        06/01/2014         1,449,912

                                                                                                                    1,920,362
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
        675,000  PHILLIPS-VAN HEUSEN                                                 7.75        11/15/2023           680,063
        375,000  RUSSELL CORPORATION                                                 9.25        05/01/2010           392,344

                                                                                                                    1,072,407
                                                                                                              ---------------

BUSINESS SERVICES - 0.73%
      2,150,000  FISERV INCORPORATED                                                 4.00        04/15/2008         2,093,909
        375,000  IRON MOUNTAIN INCORPORATED                                          8.63        04/01/2013           382,969
      2,350,000  NCR CORPORATION                                                     7.13        06/15/2009         2,419,767
      2,120,000  THOMPSON CORPORATION                                                6.20        01/05/2012         2,178,412

                                                                                                                    7,075,057
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.32%
        557,000  AIRGAS INCORPORATED                                                 9.13        10/01/2011           581,369
        500,000  AIRGAS INCORPORATED SERIES MTN                                      7.75        09/15/2006           500,000
      2,650,000  BRISTOL MYERS SQUIBB                                                5.75        10/01/2011         2,684,681
      1,400,000  HOSPIRA INCORPORATED                                                4.95        06/15/2009         1,382,307
        375,000  IMC GLOBAL INCORPORATED SERIES B                                   10.88        06/01/2008           400,313
        325,000  IMC GLOBAL INCORPORATED SERIES B                                   11.25        06/01/2011           343,281
        475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                               9.63        05/15/2012           467,875
        900,000  LYONDELL CHEMICAL COMPANY SERIES A                                  9.63        05/01/2007           918,000
        507,000  OLIN CORPORATION                                                    9.13        12/15/2011           573,160
        794,000  OLIN CORPORATION++                                                  6.75        06/15/2016           816,232
        400,000  SENSIENT TECHNOLOGIES                                               6.50        04/01/2009           397,869
      1,500,000  VALSPAR CORPORATION                                                 5.10        08/01/2015         1,414,751
      2,100,000  WYETH                                                               6.95        03/15/2011         2,225,643

                                                                                                                   12,705,481
                                                                                                              ---------------

COMMUNICATIONS - 0.51%
      1,900,000  COX COMMUNICATIONS INCORPORATED                                     7.88        08/15/2009         2,013,696
        500,000  L3 COMMUNICATIONS CORPORATION                                       7.63        06/15/2012           512,500
        375,000  PANAMSAT CORPORATION                                                6.38        01/15/2008           373,125
      1,495,000  QWEST CORPORATION                                                   5.63        11/15/2008         1,476,313

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$       490,000  SINCLAIR BROADCAST GROUP INCORPORATED                               8.75%       12/15/2011   $       511,438

                                                                                                                    4,887,072
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 6.56%
      4,400,000  ASSOCIATED BANCORP                                                  6.75        08/15/2011         4,558,514
      6,839,000  BANK AMERICA CAPITAL III+/-                                         6.08        01/15/2027         6,627,518
      2,245,000  BARCLAYS BANK SERIES 144A+/- ++                                     8.55        09/29/2049         2,517,033
      2,000,000  CHASE CAPITAL VI+/-                                                 6.11        08/01/2028         1,937,356
      4,000,000  CITY NATIONAL BANK                                                  6.75        09/01/2011         4,240,376
      2,778,000  COLONIAL BANK NA MONTGOMERY AL                                      6.38        12/01/2015         2,839,838
        750,000  CORESTATES CAPITAL TRUST II+/- ++                                   6.16        01/15/2027           734,546
      2,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/- ++                       5.63        12/31/2049         2,174,994
      1,226,000  FARMERS EXCHANGE CAPITAL++                                          7.20        07/15/2048         1,224,231
        500,000  FIRST CITIZENS BANCORP++                                            6.80        04/01/2015           505,400
      3,250,000  FIRSTAR BANK NA                                                     7.13        12/01/2009         3,424,844
      2,000,000  GREATER BAY BANCORP                                                 5.13        04/15/2010         1,969,426
        800,000  HAVEN CAPITAL TRUST I                                              10.46        02/01/2027           859,580
      3,000,000  HSBC CAPITAL FUNDING LP+/- ++                                       4.61        12/29/2049         2,763,159
      1,000,000  JPMC CAPITAL XVIII<<                                                6.95        08/17/2036         1,052,425
      2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                           6.49        04/01/2027         2,900,090
        450,000  NTC CAPITAL TRUST SERIES A+/-                                       6.03        01/15/2027           435,015
      1,225,000  OLD NATIONAL BANK EVANSVILLE IN                                     6.75        10/15/2011         1,270,451
      2,500,000  PNC FUNDING CORPORATION                                             7.50        11/01/2009         2,654,825
      2,500,000  RABOBANK CAPITAL FUNDING II 144A+/- ++                              5.26        12/29/2049         2,423,203
      2,350,000  RBS CAPITAL TRUST+/- <<                                             5.51        09/29/2049         2,262,735
      2,875,000  TCF FINANCIAL BANK+/-                                               5.00        06/15/2014         2,817,069
      1,000,000  TCF NATIONAL BANK                                                   5.50        02/01/2016           984,752
      2,500,000  UBS PREFERRED  FUNDING TRUST V SERIES 1+/- <<                       6.24        05/15/2049         2,551,190
      1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                            6.38        08/01/2011         1,490,028
      1,250,000  USB CAPITAL IX+/- <<                                                6.19        03/29/2049         1,255,228
      2,750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT<<                            7.80        08/18/2010         2,985,700
      1,900,000  WACHOVIA CAPITAL TRUST I+/-                                         5.80        08/29/2049         1,891,545

                                                                                                                   63,351,071
                                                                                                              ---------------

EDUCATIONAL SERVICES - 0.82%
      2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                               7.25        11/02/2049         2,707,063
      5,000,000  STANFORD UNIVERSITY SERIES MTNA                                     6.16        04/30/2011         5,194,195

                                                                                                                    7,901,258
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.41%
      2,600,000  DUKE ENERGY FIELD SERVICES LLC                                      7.88        08/16/2010         2,806,344
        285,000  MASSEY ENERGY COMPANY                                               6.63        11/15/2010           280,725
        500,000  PEOPLES ENERGY CORPORATION                                          6.90        01/15/2011           525,709
        380,000  SEMCO ENERGY INCORPORATED                                           7.13        05/15/2008           374,807

                                                                                                                    3,987,585
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.67%
        350,000  FLEXTRONICS INTERNATIONAL                                           6.25        11/15/2014           334,688
      2,500,000  METTLER TOLEDO INTERNATIONAL INCORPORATED                           4.85        11/15/2010         2,422,453
      1,875,000  NEVADA POWER COMPANY++                                              6.50        05/15/2018         1,917,786
        659,634  TENASKA ALABAMA II PARTNERS LP++                                    7.00        06/30/2021           633,488
      1,150,000  THOMAS & BETTS CORPORATION SERIES MTN                               6.63        05/07/2008         1,170,332

                                                                                                                    6,478,747
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.09%
        860,000  US ONCOLOGY INCORPORATED                                            9.00        08/15/2012           890,100
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
$       525,000  VALMONT INDUSTRIES INCORPORATED                                     6.88%       05/01/2014   $       517,125
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.86%
      1,000,000  CADBURY SCHWEPPES US FINANCE LLC++                                  3.88        10/01/2008           969,163
      1,764,000  CONAGRA FOODS INCORPORATED                                          7.88        09/15/2010         1,914,718
        375,000  CONSTELLATION BRANDS INCORPORATED SERIES B<<                        8.00        02/15/2008           384,375
        745,000  COTT BEVERAGES USA INCORPORATED                                     8.00        12/15/2011           754,313
      2,500,000  KELLOGG COMPANY                                                     6.60        04/01/2011         2,619,925
      1,600,000  KRAFT FOODS INCORPORATED                                            6.25        06/01/2012         1,657,389

                                                                                                                    8,299,883
                                                                                                              ---------------

FURNITURE & FIXTURES - 0.15%
      1,450,000  STEELCASE INCORPORATED                                              6.50        08/15/2011         1,468,145
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.04%
        375,000  JEAN COUTU GROUP INCORPORATED                                       7.63        08/01/2012           393,750
                                                                                                              ---------------

HEALTH SERVICES - 0.46%
      3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                           7.50        05/01/2031         4,459,946
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.82%
      3,008,000  MANUFACTURES & TRADERS+/-                                           5.59        12/28/2020         2,980,642
      2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                             7.25        07/15/2010         2,399,423
        250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                          6.30        02/15/2011           259,493
      2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                   6.25        02/15/2012         2,233,520

                                                                                                                    7,873,078
                                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
      1,625,000  STEELCASE INCORPORATED                                              6.38        11/15/2006         1,626,872
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.05%
        525,000  MANDALAY RESORT GROUP                                               6.38        12/15/2011           505,313
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.16%
        500,000  AMERICAN STANDARD INCORPORATED                                      8.25        06/01/2009           531,617
        400,000  BRIGGS & STRATTON CORPORATION                                       8.88        03/15/2011           434,000
        625,000  UNISYS CORPORATION                                                  6.88        03/15/2010           584,375

                                                                                                                    1,549,992
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.66%
      1,520,000  AEGON NV                                                            4.75        06/01/2013         1,451,269
      2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                 6.50        06/14/2011         2,093,580
      2,670,000  NLV FINANCIAL CORPORATION++                                         7.50        08/15/2033         2,824,225

                                                                                                                    6,369,074
                                                                                                              ---------------

INSURANCE CARRIERS - 3.41%
      2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                               8.25        11/15/2011         2,996,928
      3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                    7.90        07/02/2010         3,504,634
        750,000  LINCOLN NATIONAL CORPORATION                                        6.20        12/15/2011           773,407
      3,007,000  MARKEL CORPORATION                                                  7.20        08/15/2007         3,043,541
      4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                  8.25        09/15/2025         5,542,715
      3,000,000  MONUMENTAL GLOBAL FUNDING II++                                      4.63        03/15/2010         2,932,869
      2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                      5.38        09/15/2013         2,900,299
      3,523,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                           7.65        07/01/2007         3,591,318
      1,385,000  SAFECO CORPORATION                                                  4.88        02/01/2010         1,365,271
      3,700,000  UNITRIN INCORPORATED                                                5.75        07/01/2007         3,696,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
INSURANCE CARRIERS (continued)
$     2,675,000  WR BERKLEY CORPORATION                                              5.13%       09/30/2010   $     2,635,381

                                                                                                                   32,982,811
                                                                                                              ---------------

INTEREST RATE SWAPS - 0.27%
      2,500,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                 6.40        12/15/2011         2,580,785
                                                                                                              ---------------

MACHINERY - 0.08%
        600,000  JLG INDUSTRIES INCORPORATED                                         8.25        05/01/2008           618,000
        100,000  JLG INDUSTRIES INCORPORATED<<                                       8.38        06/15/2012           104,000

                                                                                                                      722,000
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.70%
        425,000  CENTRAL GARDEN & PET COMPANY                                        9.13        02/01/2013           439,875
      3,300,000  GENERAL ELECTRIC COMPANY                                            5.00        02/01/2013         3,239,455
      2,000,000  HONEYWELL INTERNATIONAL INCORPORATED                                6.13        11/01/2011         2,072,474
        585,000  JACUZZI BRANDS INCORPORATED                                         9.63        07/01/2010           620,100
        330,000  OWENS-BROCKWAY                                                      8.88        02/15/2009           339,075

                                                                                                                    6,710,979
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.05%
        545,000  LAMAR MEDIA CORPORATION                                             6.63        08/15/2015           510,938
                                                                                                              ---------------

MOTION PICTURES - 0.32%
      3,000,000  TIME WARNER INCORPORATED                                            6.75        04/15/2011         3,108,306
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.64%
      2,575,000  ATHENA NEUROSCIENCES FINANCE LLC                                    7.25        02/21/2008         2,555,688
      3,500,000  FORD MOTOR CREDIT COMPANY                                           7.38        10/28/2009         3,432,835
        200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                            7.43        12/01/2014           197,553

                                                                                                                    6,186,076
                                                                                                              ---------------

OIL & GAS EXTRACTION - 0.59%
      1,250,000  CHESAPEAKE ENERGY CORPORATION                                       7.50        06/15/2014         1,259,375
        150,000  CHESAPEAKE ENERGY CORPORATION                                       6.38        06/15/2015           142,500
      2,250,000  MARATHON OIL CORPORATION CONSOLIDATED                               6.85        03/01/2008         2,294,681
        150,000  MARKWEST ENERGY PARTNERS LP MARKWEST ENERGY FINANCE
                 CORPORATION                                                         6.88        11/01/2014           140,625
        435,000  PARKER DRILLING COMPANY                                             9.63        10/01/2013           474,150
        250,000  POGO PRODUCING COMPANY                                              6.63        03/15/2015           238,125
        875,000  SEMCO ENERGY INCORPORATED                                           8.00        06/30/2016           870,625
        300,000  STONE ENERGY CORPORATION                                            6.75        12/15/2014           289,500

                                                                                                                    5,709,581
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.25%
      1,750,000  INTERNATIONAL PAPER COMPANY                                         6.75        09/01/2011         1,852,055
        600,000  SOLO CUP COMPANY<<                                                  8.50        02/15/2014           522,000

                                                                                                                    2,374,055
                                                                                                              ---------------

PERSONAL SERVICES - 0.09%
        355,000  ALDERWOODS GROUP INCORPORATED                                       7.75        09/15/2012           376,300
        500,000  SERVICE CORPORATION INTERNATIONAL                                   6.50        03/15/2008           500,000

                                                                                                                      876,300
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.05%
        125,000  CENTURY ALUMINUM COMPANY                                            7.50        08/15/2014           124,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES (continued)
$       100,000  INTERNATIONAL STEEL GROUP                                            6.50%      04/15/2014   $        95,000
        273,000  UNITED STATES STEEL CORPORATION<<                                   10.75       08/01/2008           294,158

                                                                                                                      513,533
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.31%
        500,000  HOUGHTON MIFFLIN COMPANY                                             8.25       02/01/2011           505,000
      2,350,000  VIACOM INCORPORATED                                                  7.70       07/30/2010         2,525,413

                                                                                                                    3,030,413
                                                                                                              ---------------

REAL ESTATE - 0.27%
      1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                5.08       08/01/2013         1,299,254
      1,250,000  SHURGARD STORAGE CENTERS                                             7.75       02/22/2011         1,348,651

                                                                                                                    2,647,905
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.49%
      2,500,000  DEVELOPERS DIVERSIFIED REALTY CORPORATION                            3.88       01/30/2009         2,410,445
        800,000  PROLOGIS                                                             5.25       11/15/2010           791,556
      1,500,000  SIMON PROPERTY GROUP LP                                              5.75       05/01/2012         1,513,079

                                                                                                                    4,715,080
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.92%
      2,500,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.88       01/15/2011         2,639,670
      2,750,000  MERRILL LYNCH & COMPANY                                              6.05       05/16/2016         2,833,650
      3,250,000  MORGAN STANLEY                                                       6.75       04/15/2011         3,423,511

                                                                                                                    8,896,831
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.52%
        734,768  CONTINENTAL AIRLINES INCORPORATED SERIES 972A                        7.15       06/30/2007           726,310
        478,337  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                        6.80       07/02/2007           457,301
        370,000  DELTA AIR LINES INCORPORATED++ ^^                                    9.50       11/18/2008           408,850
      3,242,542  FEDEX CORPORATION SERIES 97-B                                        7.52       01/15/2018         3,403,139

                                                                                                                    4,995,600
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.30%
      2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                5.13       05/09/2008         2,041,780
        860,000  NAVISTAR INTERNATIONAL CORPORATION<<                                 7.50       06/15/2011           868,600

                                                                                                                    2,910,380
                                                                                                              ---------------

WATER TRANSPORTATION - 0.04%
        400,000  OVERSEAS SHIPHOLDING GROUP                                           8.25       03/15/2013           412,000
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.06%
        200,000  AVIALL INCORPORATED                                                  7.63       07/01/2011           210,250
        500,000  SPECTRUM BRANDS INCORPORATED                                         7.38       02/01/2015           387,500

                                                                                                                      597,750
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $231,837,700)                                                                 234,813,391
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 0.02%
        250,000  NOVELIS INCORPORATED++                                               7.25       02/15/2015           237,500

TOTAL FOREIGN CORPORATE BONDS@ (COST $250,000)                                                                        237,500
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN GOVERNMENT BONDS - 0.27%
$     2,500,000  SABMILLER PLC++                                                     6.20%       07/01/2011   $     2,564,500

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $2,498,281)                                                                   2,564,500
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 5.30%
      2,300,000  BRIDGEPORT COUNTY CT GO TAXABLE PENSION BONDS FGIC INSURED          7.33        01/15/2007         2,315,318
      1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)              4.88        01/01/2015           971,310
      2,035,000  CITY OF MINNEAPOLIS MN SERIES A                                     6.00        02/01/2026         2,052,114
      5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                 REVENUE                                                             7.40        12/01/2025         5,955,973
      5,160,000  INDIANA BOND BANK REVENUE                                           4.73        01/15/2014         4,979,090
      1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES B               5.15        01/01/2013         1,196,884
        440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D               5.21        01/01/2014           432,089
      1,250,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J               5.92        07/01/2034         1,264,338
        890,000  LA CROSSE WI SERIES B                                               5.00        12/01/2009           880,984
        940,000  LA CROSSE WI SERIES B                                               5.20        12/01/2010           933,533
      2,210,000  LOYOLA UNIVERSITY IL                                                4.80        07/01/2013         2,119,213
      2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES 15                                                           6.05        01/01/2012         2,081,900
      2,100,000  MINNESOTA STATE HOUSING FINANCE AGENCY                              5.85        07/01/2036         2,117,094
      4,545,000  MINNESOTA STATE HOUSING FINANCE AGENCY                              6.13        07/01/2038         4,607,903
      3,000,000  NEW YORK STATE ENVIRONMENTAL FACSCROPT STATE PERS INCOME TAX
                 REVENUE                                                             4.90        12/15/2011         2,965,920
      1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPL DISTRICT EXCISE
                 TAX REVENUE                                                         8.25        03/01/2035         1,543,095
      4,000,000  OHIO STATE HOUSING FINANCE AGENCY                                   5.97        03/01/2029         4,037,600
      3,445,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                 5.84        04/01/2037         3,490,646
      1,015,000  STATE OF ILLINOIS                                                   4.95        06/01/2023           955,206
      1,000,000  STATE OF TEXAS                                                      7.15        12/01/2009         1,054,730
      1,000,000  STRATFORD CT                                                        6.28        02/15/2009         1,025,540
      4,215,000  WISCONSIN HOUSING & ECOMONIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES D                                          5.81        03/01/2037         4,270,006

TOTAL MUNICIPAL BONDS & NOTES (COST $50,394,432)                                                                   51,250,486
                                                                                                              ---------------

AGENCY SECURITIES - 32.35%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.31%
      6,877,287  FHLMC #1G-0157+/- <<                                                4.47        03/01/2035         6,730,240
         20,331  FHLMC #410425+/-                                                    5.94        09/01/2026            20,756
         20,637  FHLMC #410464+/-                                                    5.93        11/01/2026            21,028
        184,571  FHLMC #606279+/-                                                    4.98        02/01/2015           185,195
         55,813  FHLMC #846367+/-                                                    6.31        04/01/2029            57,152
      1,193,546  FHLMC #90248<<                                                      6.00        06/01/2017         1,205,901
      1,227,271  FHLMC #A15838<<                                                     5.50        12/01/2033         1,209,246
      2,758,945  FHLMC #A16678<<                                                     5.50        12/01/2033         2,718,426
      1,168,259  FHLMC #E90573<<                                                     6.00        07/01/2017         1,180,353
      9,023,626  FHLMC SERIES 1675 CLASS KZ<<                                        6.50        02/15/2024         9,307,758
      8,106,598  FHLMC SERIES 2358 CLASS PD<<                                        6.00        09/15/2016         8,210,765
     14,455,717  FHLMC SERIES 2363 CLASS PF<<                                        6.00        09/15/2016        14,633,644
     18,485,520  FHLMC SERIES 2416 CLASS PE<<                                        6.00        10/15/2021        18,710,453
      1,802,867  FHLMC SERIES 2439 CLASS LG<<                                        6.00        09/15/2030         1,815,029
      3,158,101  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20
                 CLASS A6+/-                                                         7.99        09/25/2029         3,145,760
     26,343,900  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42
                 CLASS A4Z                                                           6.50        02/25/2042        26,706,129
      3,655,357  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A       7.50        09/25/2043         3,783,294

                                                                                                                   99,641,129
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.11%
         23,487  FNMA #342042+/-                                                     6.59        06/01/2025            23,752
         14,374  FNMA #344689+/-                                                     6.62        11/01/2025            14,390
         43,512  FNMA #344692+/-                                                     6.09        10/01/2025            43,899
         41,062  FNMA #347712+/-                                                     7.00        06/01/2026            41,817
      4,666,298  FNMA #386890                                                        3.99        04/01/2011         4,433,166
      6,557,748  FNMA #555326<<                                                      5.50        04/01/2033         6,435,675
        471,943  FNMA #557072+/-                                                     5.68        06/01/2040           477,151

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     1,255,556  FNMA #656566<<                                                      5.50%       04/01/2018   $     1,251,068
      3,452,668  FNMA #678939<<                                                      5.50        02/01/2018         3,440,328
        515,632  FNMA #701350<<                                                      5.50        04/01/2018           513,789
     17,112,897  FNMA #725232<<                                                      5.00        03/01/2034        16,457,999
      4,337,530  FNMA #725250<<                                                      5.00        03/01/2034         4,155,128
      7,292,388  FNMA #725314<<                                                      5.00        04/01/2034         7,013,314
      8,196,203  FNMA #725423<<                                                      5.50        05/01/2034         8,069,500
      3,122,924  FNMA #725772<<                                                      5.00        09/01/2034         2,991,599
     17,768,068  FNMA #725773<<                                                      5.50        09/01/2034        17,437,315
      3,109,404  FNMA #731996+/- <<                                                  4.02        09/01/2033         3,055,075
      3,251,534  FNMA #739757+/- <<                                                  4.04        08/01/2033         3,218,077
      7,404,784  FNMA #741305<<                                                      5.00        09/01/2018         7,251,046
      3,460,033  FNMA #741458+/- <<                                                  4.51        10/01/2033         3,419,115
      5,380,700  FNMA #760762<<                                                      4.89        04/01/2012         5,208,913
      4,681,607  FNMA #763644<<                                                      5.50        01/01/2034         4,594,458
      8,052,192  FNMA #765178<<                                                      5.00        01/01/2019         7,885,013
      1,560,927  FNMA #765769<<                                                      5.00        02/01/2019         1,528,519
      1,453,887  FNMA #783245+/- <<                                                  5.48        04/01/2034         1,469,794
      3,658,811  FNMA #783251+/- <<                                                  5.48        04/01/2044         3,696,770
      7,807,018  FNMA #789463+/- <<                                                  4.39        06/01/2034         7,614,439
      7,348,801  FNMA #801908                                                        5.00        11/01/2019         7,196,225
      4,208,857  FNMA #834933+/- <<                                                  5.06        07/01/2035         4,174,850
      7,389,554  FNMA #880156                                                        5.50        02/01/2036         7,172,485
        804,754  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                          7.00        12/25/2041           826,850
      3,729,565  FNMA GRANTOR TRUST SERIES 2004-T2                                   6.00        11/25/2034         3,718,620
      4,775,560  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                          6.00        02/25/2044         4,793,900
        929,149  FNMA SERIES 1998-M6 CLASS A2                                        6.32        08/15/2008           942,348
      2,113,657  FNMA SERIES 2001-M1 CLASS B<<                                       6.12        05/25/2013         2,123,258
      1,944,704  FNMA SERIES 2002-90 CLASS A2                                        6.50        11/25/2042         1,977,235
      3,804,944  FNMA SERIES 2003-86 CLASS PT                                        4.50        09/25/2018         3,700,510
     17,860,123  FNMA SERIES 2003-92 CLASS HP<<                                      4.50        09/25/2018        17,371,553
      6,856,391  FNMA SERIES 2003-97 CLASS CA<<                                      5.00        10/25/2018         6,766,008
      1,292,619  FNMA SERIES 2003-W4 CLASS 3A                                        7.00        10/25/2042         1,325,644
        808,413  FNMA SERIES 2004-W1 CLASS 2A2                                       7.00        12/25/2033           828,391

                                                                                                                  184,658,986
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.62%
        183,893  GNMA #345066                                                        6.50        10/15/2023           188,128
        147,516  GNMA #346960                                                        6.50        12/15/2023           150,913
        117,643  GNMA #354692                                                        6.50        11/15/2023           120,352
        200,639  GNMA #361398                                                        6.50        01/15/2024           205,359
        233,791  GNMA #366641                                                        6.50        11/15/2023           239,176
         47,079  GNMA #473917                                                        7.00        04/15/2028            48,578
         78,935  GNMA #473918                                                        7.00        04/15/2028            81,449
        419,335  GNMA #531436                                                        7.00        06/15/2042           459,397
          8,853  GNMA #531965                                                        7.72        12/15/2041             9,322
        296,072  GNMA #533858                                                        7.35        06/15/2042           319,738
        576,444  GNMA #780626                                                        7.00        08/15/2027           594,518
     21,303,306  GNMA SERIES 2003-38 CLASS JC+/- <<                                  6.99        08/16/2042        22,870,887

                                                                                                                   25,287,817
                                                                                                              ---------------

STUDENT LOAN MARKETING ASSOCIATION - 0.31%
      3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                    5.89        01/26/2015         3,024,509
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $318,977,912)                                                                       312,612,441
                                                                                                              ---------------

SHARES

PRIVATE INVESTMENT PARTNERSHIPS - 0.16%
            312  PPM AMERICA CBO II LP                                                                                  8,306

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
      2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++ ^                                                   $     1,554,170

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,814,886)                                                             1,562,476
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
TERM LOANS - 0.27%
$       995,000  CITGO PETROLEUM CORPORATION                                        6.69%        11/15/2012           992,930
        498,750  GEORGIA PACIFIC CORPORATION 1ST TERM LOAN B+/-                     7.31         12/20/2012           499,124
        498,750  KOCH FORREST PRODUCTS 2ND LIEN TERM LOAN C+/-                      8.21         12/23/2013           502,875
        613,797  NOVELIS INCORPORATED TERM LOAN B+                                  7.38         01/07/2012           616,271

TOTAL TERM LOANS (COST $2,610,639)                                                                                  2,611,200
                                                                                                              ---------------
US TREASURY SECURITIES - 8.34%

US TREASURY BONDS - 7.08%
      2,250,000  US TREASURY BOND<<                                                 8.00         11/15/2021         2,978,964
     11,150,000  US TREASURY BOND<<                                                 7.25         08/15/2022        13,956,667
     22,340,000  US TREASURY BOND<<                                                 6.25         08/15/2023        25,615,960
      4,310,000  US TREASURY BOND<<                                                 6.75         08/15/2026         5,282,780
     12,440,000  US TREASURY BOND<<                                                 6.13         08/15/2029        14,461,500
        250,000  US TREASURY BOND<<                                                 5.38         02/15/2031           265,977
      5,300,000  US TREASURY BOND<< &                                               2.38         01/15/2025         5,822,704

                                                                                                                   68,384,552
                                                                                                              ---------------
US TREASURY NOTES - 1.26%
      5,000,000  US TREASURY NOTE<<                                                 5.13         05/15/2016         5,141,990
      7,000,000  US TREASURY NOTE                                                   4.88         08/15/2016         7,079,296

                                                                                                                   12,221,286
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $79,639,753)                                                                    80,605,838
                                                                                                              ---------------
COLLATERAL FOR SECURITIES LENDING - 36.10%

COLLATERAL INVESTED IN OTHER ASSETS - 36.10%
        695,768  ABBEY NATIONAL TREASURY SERVICE+/- ++                              5.59         01/16/2007           696,317
      4,638,451  AMERICAN EXPRESS BANK FSB+/-                                       5.29         01/26/2007         4,638,498
      2,924,241  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36         09/14/2007         2,925,703
      2,520,897  AQUIFER FUNDING LIMITED++                                          5.35         09/07/2006         2,518,704
        222,041  ATLAS CAPITAL FUNDING CORPORATION                                  5.31         09/01/2006           222,041
      2,520,897  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.38         11/10/2006         2,520,897
      2,016,718  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.30         04/25/2007         2,016,758
      2,016,718  ATOMIUM FUNDING CORPORATION++                                      5.40         11/03/2006         1,998,184
        252,090  BANK OF ILLINOIS+/-                                                5.55         01/12/2007           252,203
      6,554,333  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.39         02/23/2007         6,554,333
     10,083,590  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $10,085,091)                                       5.36         09/01/2006        10,083,590
     21,679,718  BEAR STEARNS REPURCHASE AGREEMENT
                 (MATURITY VALUE $21,682,946)                                       5.36         09/01/2006        21,679,718
        342,842  BHP BILLITON FINANCE USA BV                                        5.31         09/08/2006           342,492
     10,136,841  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $10,138,350)                                       5.36         09/01/2006        10,136,841
      4,033,436  BUCKINGHAM II CDO LLC                                              5.31         09/25/2006         4,019,319
      5,041,795  BUCKINGHAM III CDO LLC++                                           5.32         09/29/2006         5,021,224
      1,613,374  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/13/2006         1,610,551
      1,210,031  CAIRN HIGH GRADE FUNDING I LLC                                     5.30         09/18/2006         1,207,030
      1,008,359  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         09/21/2006         1,005,415
      1,310,867  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/25/2006         1,306,279
         60,602  CEDAR SPRINGS CAPITAL COMPANY++                                    5.27         09/05/2006            60,567
      2,531,788  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31         09/12/2006         2,527,737
      1,434,895  CEDAR SPRINGS CAPITAL COMPANY++                                    5.32         09/25/2006         1,429,873

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,520,897  CEDAR SPRINGS CAPITAL COMPANY++                                    5.33%        10/03/2006   $     2,509,125
      3,754,221  CEDAR SPRINGS CAPITAL COMPANY                                      5.39         11/17/2006         3,712,061
        121,104  CEDAR SPRINGS CAPITAL COMPANY                                      5.38         11/20/2006           119,691
      3,066,420  CEDAR SPRINGS CAPITAL COMPANY                                      5.37         11/27/2006         3,027,507
      5,041,795  CHEYNE FINANCE LLC++                                               5.37         11/13/2006         4,988,100
     20,167,180  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $20,170,183)                                       5.36         09/01/2006        20,167,180
        240,594  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.25         09/12/2006           240,210
        201,672  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.23         09/13/2006           201,319
     12,100,308  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                   5.31         09/08/2006        12,087,966
      3,025,077  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.34         10/11/2006         3,007,441
        251,787  CROWN POINT CAPITAL COMPANY++                                      5.48         10/02/2006           250,649
      4,499,802  CULLINAN FINANCE CORPORATION++                                     5.38         09/28/2006         4,482,073
      2,520,897  DEER VALLEY FUNDING LLC                                            5.36         09/11/2006         2,517,217
      4,601,142  DEER VALLEY FUNDING LLC++                                          5.31         09/12/2006         4,593,780
        665,517  DEER VALLEY FUNDING LLC++                                          5.27         09/15/2006           664,159
      2,520,897  DEER VALLEY FUNDING LLC                                            5.41         11/01/2006         2,498,462
        100,836  FCAR OWNER TRUST SERIES II                                         5.22         10/03/2006           100,365
      7,725,256  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $7,726,406)                                        5.36         09/01/2006         7,725,256
      5,041,795  FIVE FINANCE INCORPORATED+/- ++                                    5.37         01/25/2007         5,044,013
        166,783  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.21         09/29/2006           166,102
        204,193  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.44         10/30/2006           202,437
        556,211  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.37         11/15/2006           550,126
         60,502  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.47         11/29/2006            59,716
      3,487,813  FOX TROT CDO LIMITED                                               5.36         12/01/2006         3,441,599
      1,211,039  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.53         09/18/2006         1,211,112
      1,613,374  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.41         06/18/2007         1,613,374
      2,346,855  GEORGE STREET FINANCE LLC++                                        5.29         09/15/2006         2,342,067
      5,041,795  GOLDMAN SACHS GROUP INCORPORATED+/-                                5.59         03/30/2007         5,046,433
      1,028,526  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007         1,029,318
        156,901  ICICI BANK LIMITED                                                 5.46         11/15/2006           155,184
        308,760  ICICI BANK LIMITED                                                 5.51         12/01/2006           304,668
      3,529,256  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007         3,529,256
        200,058  IRISH LIFE & PERMANENT PLC                                         5.47         12/13/2006           197,060
     13,108,667  JPMORGAN REPURCHASE AGREEMENT
                 (MATURITY VALUE $13,110,619)                                       5.36         09/01/2006        13,108,667
      6,453,498  KAUPTHING BANK HF+/- ++                                            5.39         03/20/2007         6,448,528
      2,520,897  KESTREL FUNDING LLC++                                              5.45         11/06/2006         2,496,646
        321,566  KLIO FUNDING CORPORATION++                                         5.46         10/20/2006           319,266
        170,009  KLIO FUNDING CORPORATION++                                         5.36         11/15/2006           168,149
      1,768,662  KLIO II FUNDING CORPORATION++                                      5.39         10/20/2006         1,756,016
      8,066,872  KLIO III FUNDING CORPORATION                                       5.30         09/18/2006         8,046,866
        828,165  KLIO III FUNDING CORPORATION++                                     5.46         10/16/2006           822,732
        302,508  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.61         04/20/2007           302,913
     28,313,899  LEXINGTON PARKER CAPITAL CORPORATION++                             5.49         10/05/2006        28,173,462
        292,424  LIBERTY STREET FUNDING CORPORATION++                               5.42         09/25/2006           291,401
         25,209  LIBERTY STREET FUNDING CORPORATION                                 5.44         10/25/2006            25,011
      3,025,077  LIQUID FUNDING LIMITED++                                           5.32         09/21/2006         3,016,244
      3,025,077  LIQUID FUNDING LIMITED                                             5.48         11/30/2006         2,985,388
      3,529,256  LIQUID FUNDING LIMITED+/- ++                                       5.37         12/01/2006         3,529,256
      1,512,538  LIQUID FUNDING LIMITED                                             5.52         12/28/2006         1,486,553
      3,529,256  LIQUID FUNDING LIMITED+/-                                          5.35         12/29/2006         3,529,433
        327,717  MERRILL LYNCH & COMPANY INCORPORATED+/-                            5.61         01/26/2007           327,992
      7,058,513  MORGAN STANLEY+/-                                                  5.38         10/10/2006         7,058,513
      5,041,795  MORGAN STANLEY+/-                                                  5.38         10/30/2006         5,041,795
        100,836  MORGAN STANLEY+/-                                                  5.48         01/19/2007           100,910
      1,550,352  MORGAN STANLEY SERIES EXL+/- **                                    5.39         08/13/2010         1,550,647
      2,702,402  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.42         12/11/2006         2,703,780
      1,618,416  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007         1,620,633
      1,008,359  NEWPORT FUNDING CORPORATION++                                      5.39         09/26/2006         1,004,678
      2,137,620  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.43         10/23/2006         2,121,417
        100,836  NORTH SEA FUNDING LLC++                                            5.38         10/16/2006           100,174

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       201,672  NORTH SEA FUNDING LLC                                              5.25%        11/24/2006   $       199,201
      1,192,385  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.24         09/05/2006         1,191,693
         42,049  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.43         09/25/2006            41,901
         27,730  PERRY GLOBAL FUNDING LIMITED SERIES A                              5.50         11/10/2006            27,447
         40,334  PICAROS FUNDING LLC++                                              5.41         11/03/2006            39,964
      4,734,750  RACERS TRUST SERIES 2004-6-MM+/- ++                                5.35         09/22/2006         4,735,507
      2,520,897  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.41         11/24/2006         2,521,477
        319,146  ROYAL BANK OF SCOTLAND PLC+/-                                      5.41         11/24/2006           319,219
        329,733  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.50         03/30/2007           329,944
      2,520,897  SEDNA FINANCE INCORPORATED+/- ++                                   5.24         12/08/2006         2,521,175
     15,831,236  SHEFFIELD RECEIVABLES CORPORATION                                  5.28         09/01/2006        15,831,236
      7,076,159  SLM CORPORATION+/-                                                 5.60         01/25/2007         7,081,962
        516,280  SLM CORPORATION+/-                                                 5.69         07/25/2007           517,498
      2,016,718  SLM CORPORATION+/- ++ **                                           5.33         04/11/2012         2,017,142
      1,263,171  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.36         10/25/2006         1,263,298
      3,616,782  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/01/2006         3,584,593
      3,616,480  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/08/2006         3,580,604
     10,083,590  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         08/03/2007        10,083,590
      1,937,965  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007         1,937,926
      2,520,897  UNICREDITO ITALIANO SERIES LIB+/- ++                               5.38         03/09/2007         2,521,250
        728,539  VERSAILLES CDS LLC++                                               5.32         09/05/2006           728,117
        504,180  VERSAILLES CDS LLC                                                 5.32         09/08/2006           503,665
        151,254  VERSAILLES CDS LLC++                                               5.36         09/22/2006           150,790
      2,520,897  WAL-MART STORES INCORPORATED+/-                                    5.39         03/28/2007         2,520,923
      3,226,749  WHISTLEJACKET CAPITAL LIMITED                                      5.34         10/16/2006         3,205,581
        177,572  WHISTLEJACKET CAPITAL LIMITED++                                    5.36         11/20/2006           175,500
        582,832  WHITE PINE FINANCE LLC++                                           5.30         09/01/2006           582,836

                                                                                                                  348,910,409
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $348,910,409)                                                       348,910,409
                                                                                                              ---------------

SHARES

SHORT-TERM INVESTMENTS - 1.98%

     19,110,781  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     19,110,781
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,110,781)                                                                    19,110,781
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,326,988,955)*                                  136.92%                                               $ 1,323,271,883

OTHER ASSETS AND LIABILITIES, NET                       (36.92)                                                  (356,838,102)
                                                        ------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $   966,433,781
                                                        ------                                                ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $19,110,781.

** THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(d) SECURITY PAYS INTEREST ON A PREDETERMINED NOTIONAL BALANCE OF PRINCIPAL. SINCE THE SECURITY COMPRISES ONLY THE INTEREST AND THERE IS NO PRINCIPAL AT MATURITY, THE BOND PRICE REFLECTS THE YIELD TO MATURITY ON THAT SECURITY.

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 21.99%
$     2,000,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS
                 A3                                                                  5.11%       10/06/2010   $     1,994,496
        108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
                 2001-HE2 CLASS A1+/-                                                5.85        06/15/2031           108,607
        154,232  BANK OF AMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1
                 CLASS A8                                                            6.73        06/10/2023           154,304
      3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                  5.65        05/16/2011         3,012,885
      6,500,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3             3.87        06/15/2009         6,407,847
        400,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS
                 B2+/-                                                               5.77        12/10/2008           400,253
      3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1         4.40        09/15/2008         2,948,216
      8,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(d)          10.00        07/25/2008         1,485,623
        365,043  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS
                 A1+/-                                                               5.72        03/25/2033           365,558
        208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
                 A1+/- ++                                                            5.82        09/25/2032           209,671
        213,459  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
                 A1+/- ++                                                            5.74        01/25/2033           214,126
      1,163,730  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
                 A1+/- ++                                                            5.69        11/25/2033         1,165,731
        952,858  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-         5.57        08/15/2028           953,614
        746,215  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-         5.70        12/15/2028           749,332
      3,912,071  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-        5.57        02/15/2035         3,912,047
      1,067,545  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-            6.07        09/25/2033         1,070,840
        675,817  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS
                 A+/-                                                                5.67        09/25/2031           675,911
      3,718,821  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-         5.58        09/20/2023         3,726,873
        349,804  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-       6.26        11/19/2032           351,190
        399,232  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                  5.53        01/25/2024           399,485
      1,500,819  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                  5.61        10/25/2034         1,505,572
      2,003,313  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                  5.48        10/25/2034         2,002,061
        653,872  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                   7.55        11/10/2023           652,676
      3,069,115  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-               5.58        01/20/2033         3,072,893
      4,000,000  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS
                 A3+/- ++                                                            5.58        08/26/2019         3,998,000
      6,000,000  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++             4.38        07/22/2009         5,942,536
      1,106,279  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS
                 A2+/-                                                               5.60        03/25/2027         1,109,115
      4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS
                 A2+/-                                                               5.47        02/25/2036         4,004,714
      1,075,951  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/- ++          5.70        12/02/2013         1,076,403
        385,831  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-          5.56        03/15/2035           387,849
      5,000,000  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                           4.45        05/17/2010         4,949,439
      5,979,193  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/- ++                          5.43        05/25/2046         5,979,193
      3,468,902  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                 CLASS A1+/-                                                         5.60        01/20/2035         3,472,514
      1,500,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3           3.93        01/15/2009         1,485,665
      4,500,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                   4.35        06/18/2012         4,415,713
      5,411,974  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-          5.49        01/20/2036         5,413,060
      3,290,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A3               3.98        11/16/2009         3,241,395
      1,236,615  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-               5.26        10/25/2025         1,238,656
        222,998  LEHMAN ABS CORPORATION SERIES 2004-2 CLASS A+/-                     5.54        12/25/2033           223,199
      2,763,392  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS
                 A2+/-                                                               5.87        10/20/2029         2,779,427
      1,399,601  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
                 A1+/-                                                               5.68        11/15/2031         1,400,962
      2,725,149  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
                 SERIES 2003-1 CLASS A+/-                                            5.59        11/25/2015         2,726,051
        844,356  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
                 SERIES 2003-2 CLASS A+/-                                            5.58        04/25/2016           845,851
      3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                 AIO(d)                                                              6.00        08/25/2011           967,838
      2,830,000  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A
                 CLASS A3                                                            4.22        02/15/2010         2,793,432
        481,070  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-            5.74        02/25/2033           481,882
      2,451,334  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-         5.82        12/25/2033         2,471,530
      2,674,099  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8
                 CLASS A6+/-                                                         4.86        12/25/2032         2,640,644
        816,223  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 CLASS
                 2A+/-                                                               5.73        08/25/2032           816,354
      2,864,200  SASC SERIES 2006-GEL3 CLASS A1+/- ++                                5.52        07/25/2036         2,864,200
      2,980,204  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/- ++                      5.51        11/25/2035         2,982,067
      1,031,707  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                    5.66        06/20/2033         1,032,234
      1,243,688  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                          5.72        10/19/2026         1,245,191
      3,500,000  SSB RV TRUST SERIES 2001-1 CLASS A5                                 6.30        04/15/2016         3,511,096
      1,773,190  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
                 2A1+/-                                                              3.83        03/25/2033         1,737,718
      4,079,605  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEI4
                 CLASS A+/-                                                          5.67        09/25/2025         4,050,168
      2,500,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS
                 B+/- ++                                                             5.49        05/16/2011         2,500,000
        275,950  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
                 A+/-                                                                5.82        12/25/2032           276,355
      2,247,886  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
                 AII1+/-                                                             5.58        07/02/2018         2,253,996
      1,765,443  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                 CLASS A+/-                                                          5.54        06/25/2034         1,767,360

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     2,750,000  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                   4.79%        04/20/2010   $     2,734,350
      3,121,985  WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                      4.48         03/25/2033         3,096,299
      4,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                   4.39         05/17/2013         3,940,215
      6,055,000  WORLD OMNI AUTO RECIVABLES TRUST SERIES 2005-B CLASS A3            4.40         05/20/2009         6,010,076

TOTAL ASSET BACKED SECURITIES (COST $142,991,399)                                                                 142,402,558
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.86%
        141,691  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS
                 2A1+/-                                                             6.82         07/20/2032           143,269
      1,500,212  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS
                 2A2+/-                                                             4.57         02/25/2033         1,478,914
      4,970,758  COUNTRY WIDE ALTERNATIVE LOAN TRUST SERIES 2006 - 0A10 CLASS
                 1A1+/-                                                             5.24         08/25/2046         4,970,758
      3,497,071  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS
                 2A1B+/-                                                            5.74         07/20/2035         3,509,639
      2,955,716  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS
                 3A1+/-                                                             5.40         06/30/2035         2,955,716
      3,961,905  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                 5.44         04/25/2025         3,978,454
      3,725,403  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                 5.41         12/29/2034         3,740,403
      4,137,870  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/- ++              5.72         11/25/2034         4,156,974
      3,999,997  CPS AUTO TRUST SERIES 2006-A CLASS A3++                            5.24         10/15/2010         3,970,621
        618,402  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-AR17 CLASS 2A1+/-                                             5.61         12/19/2039           626,888
        940,787  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2003-AR2 CLASS 2A1+/-                                              4.88         02/25/2033           942,968
      4,413,186  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS
                 1A1+/-                                                             5.34         02/25/2045         4,389,565
      2,750,000  FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                      3.70         10/20/2011         2,699,132
        359,403  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-         5.55         07/25/2029           360,591
      4,467,895  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS
                 A1A+/-                                                             5.61         02/25/2036         4,471,514
      9,449,324  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/- ++            5.72         10/25/2034         9,494,964
      2,100,624  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/- ++          5.67         03/25/2035         2,108,834
      5,566,026  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-             5.67         09/25/2035         5,574,431
      3,088,819  GSRPM MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/- ++             5.62         03/25/2035         3,097,499
      3,889,943  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-        5.71         01/19/2035         3,909,449
      1,448,685  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/- %%                   5.54         09/16/2035         1,449,569
      1,750,860  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
                 CLASS 2A2+/-                                                       4.21         02/25/2033         1,725,577
        469,567  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-      5.71         09/15/2021           469,820
      1,116,325  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-      5.61         03/16/2026         1,118,340
      4,161,184  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-      5.71         03/15/2025         4,179,454
      2,706,970  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS
                 2A2+/-                                                             5.87         03/25/2028         2,714,638
      2,526,899  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS
                 A1+/-                                                              5.66         04/25/2028         2,537,786
      2,037,252  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS
                 A1+/-                                                              5.55         04/25/2029         2,037,989
      3,867,577  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS
                 A3+/-                                                              4.60         03/25/2033         3,851,693
      1,515,389  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-        5.70         11/10/2030         1,518,714
        449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D             7.56         11/10/2030           464,941
        857,278  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                 2003-HS1 AII+/-                                                    5.61         12/25/2032           857,624
      1,570,552  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-HS3 CLASS A+/-                                                5.59         09/25/2029         1,572,856
        181,886  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                 CLASS A1+/- ++                                                     5.82         05/05/2033           182,022
      3,735,555  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                       5.78         10/20/2027         3,741,364
      3,374,184  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                   5.70         12/20/2033         3,376,531
      2,411,518  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS
                 A+/- ++                                                            5.43         11/30/2034         2,411,012
      6,000,000  WASHINGTON MUTUAL 2006 SERIES AR11 CLASS 3A1A+/-                   5.35         09/25/2046         6,000,000
      2,060,973  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-           5.55         04/25/2035         2,064,463
      5,408,724  WASHINGTON MUTUAL SERIES 2005-AR1 CLASS A1A+/-                     5.64         01/25/2035         5,422,120
      3,897,641  WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4
                 CLASS DA+/-                                                        5.40         06/25/2046         3,887,663
      3,950,581  WMALT MORTGAGE SERIES 2006-AR5 CLASS 5A+/-                         5.42         06/25/2046         3,950,581

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $122,204,921)                                                     122,115,340
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 15.14%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
      3,550,000  MASCO CORPORATION+/- ++                                            5.53         03/09/2007         3,552,734
                                                                                                              ---------------

COMMUNICATIONS - 0.54%
      2,500,000  PEARSON INCORPORATED++                                             7.38         09/15/2006         2,500,718

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     1,000,000  UNIVISION COMMUNICATIONS INCORPORATED<<                            2.88%        10/15/2006   $       996,364

                                                                                                                    3,497,082
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 3.40%
      3,900,000  ALLFIRST FINANCIAL INCORPORATED                                    7.20         07/01/2007         3,941,383
      1,500,000  ASSOCIATED BANK GREEN BAY                                          3.70         03/01/2007         1,470,359
      2,000,000  ASSOCIATED BANK NA+/-                                              5.61         02/01/2008         2,003,526
        600,000  BEAR STEARNS COMPANY INCORPORATED+/-                               5.56         09/15/2006           600,058
        500,000  BEAR STEARNS COMPANY INCORPORATED+/-                               5.67         01/16/2007           500,401
      3,000,000  GREATER BAY BANCORP                                                5.25         03/31/2008         2,983,374
      1,650,000  MERRIL LYNCH+/-                                                    5.75         01/02/2008         1,654,590
      2,500,000  NATIONAL CITY BANK+/-                                              5.46         02/07/2008         2,502,233
      1,200,000  NEBHELP INCORPORATED SERIES A-2+/-                                 4.58         12/01/2017         1,200,000
      2,000,000  ROSLYN BANCORP INCORPORATED                                        7.50         12/01/2008         2,079,026
      3,035,000  WACHOVIA CORPORATION                                               6.30         04/15/2008         3,078,707

                                                                                                                   22,013,657
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.48%
      3,115,000  DOMINION RESOURCES INCORPORATED SERIES D+/-                        5.79         09/28/2007         3,117,648
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.49%
      1,555,000  GENERAL MILLS INCORPORATED                                         6.45         10/15/2006         1,556,469
      1,600,000  RUBBERMAID INCORPORATED                                            6.60         11/15/2006         1,602,654

                                                                                                                    3,159,123
                                                                                                              ---------------

FORESTRY - 0.10%
        634,000  WEYERHAEUSER COMPANY                                               6.13         03/15/2007           634,806
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.31%
      2,000,000  BRITISH AEROSPACE FINANCE INCORPORATED++                           7.00         07/01/2007         2,018,534
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.62%
      4,000,000  NATIONWIDE LIFE GLOBAL FUNDING I+/- ++                             5.50         05/15/2007         4,004,608
                                                                                                              ---------------

INSURANCE CARRIERS - 0.98%
      2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                       5.50         09/15/2009         2,848,460
      3,500,000  UNITRIN INCORPORATED                                               5.75         07/01/2007         3,496,640

                                                                                                                    6,345,100
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.32%
      2,000,000  BECKMAN COULTER INCORPORATED                                       7.45         03/04/2008         2,052,666
                                                                                                              ---------------

METAL MINING - 0.31%
      2,000,000  ALCAN INCORPORATED                                                 6.25         11/01/2008         2,033,556
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
        659,005  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                           5.62         07/15/2009           662,181
      2,800,000  FORTUNE BRANDS INCORPORATED                                        6.25         04/01/2008         2,822,467

                                                                                                                    3,484,648
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.39%
      2,500,000  ARAMARK SERVICES                                                   7.10         12/01/2006         2,505,153
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.55%
      3,575,000  AMERICAN EXPRESS CENTURION+/-                                      5.42         07/19/2007         3,578,779
      2,000,000  AMERICAN GENERAL FINANCE SERIES MTNH+/-                            5.58         04/05/2007         2,001,602

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$     4,180,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                5.65%        01/09/2007   $     4,183,014
      3,000,000  JOHN DEERE CAPITAL CORPORATION                                     4.50         08/22/2007         2,973,129
      2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/- ++                               5.68         04/03/2009         2,005,080
      2,325,000  KEYCORP+/-                                                         5.71         07/23/2007         2,330,187
      2,565,000  MARSHALL & ILSLEY BANK+/-                                          5.02         10/02/2006         2,562,026
      3,380,000  MORGAN STANLEY+/-                                                  5.55         11/24/2006         3,381,518

                                                                                                                   23,015,335
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.35%
      2,285,000  AVERY DENNISON CORPORATION+/-                                      5.68         08/10/2007         2,287,948
                                                                                                              ---------------

REAL ESTATE - 0.91%
      4,000,000  DUKE REALTY CORPORATION+/-                                         5.70         12/22/2006         4,002,848
      1,900,000  JDN REALTY CORPORATION<<                                           6.95         08/01/2007         1,899,016

                                                                                                                    5,901,864
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.23%
      1,500,000  FORD MOTOR CREDIT COMPANY+/-                                       6.32         09/28/2007         1,489,040
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $91,442,209)                                                                   91,113,502
                                                                                                              ---------------

FOREIGN GOVERNMENT BONDS - 0.37%
      2,400,000  SABMILLER PLC+/- ++                                                5.80         07/01/2009         2,400,118

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $2,400,000)                                                                   2,400,118
                                                                                                              ---------------

FUNDING AGREEMENT - 0.39%
      2,500,000  MONUMENTAL LIFE INSURANCE COMPANY+/- ++                            5.00         10/20/2006         2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                           2,500,000
                                                                                                              ---------------

LOAN PARTICIPATION - 0.66%
      2,096,119  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/- ++                3.61         06/25/2016         2,096,119
      1,430,296  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT SBA GP SERIES
                 D#66++                                                             5.37         09/08/2019         1,430,296
        778,785  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/- ++                 5.38         10/15/2020           778,785

TOTAL LOAN PARTICIPATION (COST $4,305,126)                                                                          4,305,200
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 8.73%
      4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
                 REVENUE+/- **                                                      4.64         12/01/2032         4,700,000
        840,000  COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX
                 REVENUE)                                                           5.20         12/01/2006           839,580
        875,000  COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX
                 REVENUE)                                                           5.20         12/01/2007           874,300
      1,925,000  HARRISBURG PA REDEVELOPMENT AUTHORITY+/- **                        3.74         11/15/2030         1,918,051
        500,000  HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)           3.80         01/01/2008           493,235
      1,340,000  INDIANA BOARD BANK REVENUE                                         3.40         01/15/2007         1,330,325
        170,000  INDIANA BOARD BANK REVENUE                                         3.53         07/15/2007           167,394
      4,000,000  INDIANA SECONDARY MARKET FOR EDUCATION LOANS (COLLEGE &
                 UNIVERSITY REVENUE, GUARANTEED STUDENT LOANS)+/- **                5.44         05/01/2046         4,000,000
      2,000,000  LOS ANGELES CA USD ELECTION OF 2005 SERIES D                       5.05         07/01/2008         1,996,080
      3,000,000  MASSACHUSETTS STATE TAXABLE-SERIES D                               4.43         01/01/2007         2,991,180
      5,100,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY SERIES K (COLLEGE &
                 UNIVERSITY REVENUE, GUARANTEED STUDENT LOANS)+/- **                5.35         05/01/2044         5,100,000
      1,350,000  MUNICIPAL ELECTRIC AUTHORITY GA                                    4.95         01/01/2007         1,347,935
        915,000  NEW YORK NEW YORK SERIES J (PROPERTY TAX REVENUE)                  2.60         06/01/2007           897,093
        825,000  NEW YORK NY                                                        4.00         12/01/2007           812,039
      1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B
                 (PROPERTY TAX REVENUE)                                             2.75         03/15/2008           965,080
      3,000,000  OAKLAND COUNTY MI                                                  5.35         04/01/2007         2,996,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     4,000,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE,
                 GNMA INSURED)                                                      5.57%        09/01/2016   $     4,004,080
      5,000,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)              5.84         09/01/2016         5,049,750
      4,000,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                     6.04         10/01/2030         4,027,680
      2,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT
                 LOAN REVENUE SUB-SERIES E+/- **                                    5.43         11/01/2028         2,000,000
      2,575,000  ROBINSDALE MINNESOTA (PROPERTY TAX REVENUE)                        3.35         08/01/2007         2,526,307
      5,000,000  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
                 REVENUE SERIES A-4+/- **                                           5.28         06/01/2043         5,000,000
      2,500,000  STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC)                       3.99         11/01/2007         2,463,975

TOTAL MUNICIPAL BONDS & NOTES (COST $56,504,038)                                                                   56,500,874
                                                                                                              ---------------

AGENCY NOTES - INTEREST BEARING - 2.29%

FEDERAL HOME LOAN BANK - 1.45%
      5,530,000  FHLB<<                                                             4.25         05/16/2008         5,455,140
      3,975,000  FHLB<<                                                             4.60         04/11/2008         3,944,973

                                                                                                                    9,400,113
                                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.84%
      4,850,000  FHLMC<<                                                            4.25         06/23/2008         4,781,285
        630,000  FHLMC<<                                                            4.30         05/05/2008           620,905

                                                                                                                    5,402,190
                                                                                                              ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,816,594)                                                           14,802,303
                                                                                                              ---------------

AGENCY SECURITIES - 27.90%

FEDERAL AGENCY & GOVERNMENT - 0.26%
          6,814  SBA #500276+/-                                                     9.63         05/25/2007             6,797
        171,858  SBA #500957+/-                                                     8.00         07/25/2014           179,302
        108,198  SBA #501224+/-                                                     6.50         06/25/2015           110,409
         18,355  SBA #502966+/-                                                     9.48         05/25/2015            19,458
        143,913  SBA #503405+/-                                                     8.63         05/25/2016           152,523
        469,809  SBA #503611+/-                                                     8.13         12/25/2021           500,544
         19,336  SBA #503653+/-                                                     8.88         01/25/2010            19,752
        283,411  SBA #503658+/-                                                     9.38         09/25/2010           294,229
        402,075  SBA SERIES 2000-10C CLASS 1                                        7.88         05/01/2010           414,280

                                                                                                                    1,697,294
                                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.58%
        285,738  FHLMC #786614+/-                                                   6.79         08/01/2025           289,733
        123,140  FHLMC #845151+/-                                                   6.86         06/01/2022           125,293
         18,604  FHLMC #846367+/-                                                   6.36         04/01/2029            19,051
      1,431,591  FHLMC #E90573<<                                                    6.00         07/01/2017         1,446,411
      7,063,085  FHLMC #G11693<<                                                    5.00         05/15/2020         7,002,078
     11,153,748  FHLMC #G11696<<                                                    5.50         05/15/2020        11,106,914
      2,425,285  FHLMC #G90030<<                                                    7.50         07/17/2017         2,506,480
         51,621  FHLMC SERIES 1192 CLASS I                                          7.50         01/15/2007            51,504
        214,675  FHLMC SERIES 31 CLASS A7+/-                                        5.57         05/25/2031           214,691
      2,683,494  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A      7.00         02/25/2043         2,758,045
      3,311,944  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54
                 CLASS 4A+/-                                                        5.53         02/25/2043         3,330,210
      5,021,252  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55
                 CLASS 1A2                                                          7.00         03/25/2043         5,138,785
      3,807,360  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2     7.00         07/25/2043         3,918,010
      4,569,196  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A      7.50         09/25/2043         4,729,118

                                                                                                                   42,636,323
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.57%
$       174,660  FNMA #155506+/-                                                    6.54%        04/01/2022   $       176,144
        512,606  FNMA #190815+/-                                                    4.89         07/01/2017           509,417
         68,231  FNMA #220706+/-                                                    6.86         06/01/2023            69,397
        246,155  FNMA #253482                                                       8.50         10/01/2030           264,590
      6,456,233  FNMA #295541+/-                                                    5.18         10/01/2032         6,487,953
         44,441  FNMA #318464+/-                                                    7.00         04/01/2025            44,989
        219,801  FNMA #321051+/-                                                    7.09         08/01/2025           222,885
         60,120  FNMA #331866+/-                                                    6.42         12/01/2025            60,766
        706,232  FNMA #383629                                                       6.06         05/01/2008           711,528
      3,136,707  FNMA #384459<<                                                     5.29         11/01/2008         3,120,621
        938,350  FNMA #385793                                                       3.64         07/01/2007           925,444
      4,654,328  FNMA #460223<<                                                     5.95         01/01/2009         4,647,974
     15,000,000  FNMA #460900<<                                                     3.92         01/01/2008        14,782,468
         30,223  FNMA #46698+/-                                                     5.66         12/01/2015            30,176
      1,851,727  FNMA #545643<<                                                     6.17         12/01/2008         1,869,248
      2,143,481  FNMA #545927<<                                                     6.50         12/01/2015         2,180,782
      2,989,043  FNMA #631367<<                                                     5.50         02/01/2017         2,978,360
      4,027,788  FNMA #686043+/- <<                                                 4.42         07/01/2033         3,995,838
      3,327,853  FNMA #693015+/-                                                    4.16         06/01/2033         3,296,678
      1,396,801  FNMA #732003+/-                                                    4.37         09/01/2033         1,375,988
      3,074,872  FNMA #734329+/- <<                                                 4.25         06/01/2033         3,044,782
      3,481,344  FNMA #735572                                                       5.00         04/01/2014         3,446,847
      5,764,701  FNMA #735977+/-                                                    4.70         08/01/2035         5,665,041
      5,381,850  FNMA #739757+/- <<                                                 4.04         08/01/2033         5,326,472
      4,277,847  FNMA #741447+/- <<                                                 3.92         10/01/2033         4,187,405
      4,323,359  FNMA #741454+/- <<                                                 4.09         10/01/2033         4,253,022
      4,879,061  FNMA #745649+/- <<                                                 4.61         11/01/2035         4,739,851
      3,478,283  FNMA #750805+/- <<                                                 4.68         11/25/2033         3,451,666
      2,969,594  FNMA #783249+/- <<                                                 5.34         04/01/2044         3,000,334
      9,203,113  FNMA #783251+/- <<                                                 5.34         04/01/2044         9,298,595
      9,758,772  FNMA #789463+/-                                                    4.39         06/01/2034         9,518,048
      3,742,858  FNMA #806504+/- <<                                                 5.34         10/01/2034         3,781,515
      3,370,677  FNMA #806505+/- <<                                                 5.34         10/01/2044         3,405,176
      4,208,857  FNMA #834933+/- <<                                                 5.06         07/01/2035         4,174,850
      4,547,001  FNMA 826179+/-                                                     4.69         07/01/2035         4,476,293
      3,591,900  FNMA 849014+/- <<                                                  5.57         01/01/2036         3,584,813
        864,554  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                        7.50         05/25/2042           899,295
        759,943  FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                     5.49         08/25/2032           759,955
        595,222  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                      5.43         09/26/2033           595,325
          3,738  FNMA SERIES 1991-146 CLASS Z                                       8.00         10/25/2006             3,726
         98,149  FNMA SERIES 2001-W1 CLASS AV1+/-                                   5.56         08/25/2031            98,157
      1,264,848  FNMA SERIES 2002-90 CLASS A2                                       6.50         11/25/2042         1,286,007
      2,297,989  FNMA SERIES 2003-W4 CLASS 3A                                       7.00         10/25/2042         2,356,700
      2,541,734  FNMA SERIES 2004-W2 CLASS 2A2                                      7.00         02/25/2044         2,615,890
      1,022,401  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                           7.50         08/25/2042         1,067,554
        373,232  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                       5.68         02/25/2033           373,305

                                                                                                                  133,161,870
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.02%
        146,538  GNMA #780533                                                       7.00         07/15/2008           151,082
                                                                                                              ---------------

STUDENT LOAN MARKETING ASSOCIATION - 0.47%
      3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                   5.89         01/26/2015         3,024,509
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $183,282,260)                                                                       180,671,078
                                                                                                              ---------------

US TREASURY SECURITIES - 3.23%

US TREASURY NOTES - 3.23%
      9,505,000  US TREASURY NOTE<<                                                 3.00         02/15/2008         9,256,977
      7,925,000  US TREASURY NOTE<<                                                 3.75         05/15/2008         7,786,313

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$     4,000,000  US TREASURY NOTE<<                                                 3.38%        12/15/2008   $     3,883,124

                                                                                                                   20,926,414
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $21,434,847)                                                                    20,926,414
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 22.17%

COLLATERAL INVESTED IN OTHER ASSETS - 22.17%
        311,292  ABBEY NATIONAL TREASURY SERVICE+/- ++                              5.59         01/16/2007           311,538
      2,075,279  AMERICAN EXPRESS BANK FSB+/-                                       5.29         01/26/2007         2,075,299
      1,308,328  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36         09/14/2007         1,308,982
      1,127,869  AQUIFER FUNDING LIMITED++                                          5.35         09/07/2006         1,126,888
         99,343  ATLAS CAPITAL FUNDING CORPORATION++                                5.31         09/01/2006            99,343
      1,127,869  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.38         11/10/2006         1,127,869
        902,295  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.30         04/25/2007           902,313
        902,295  ATOMIUM FUNDING CORPORATION++                                      5.40         11/03/2006           894,003
        112,787  BANK OF ILLINOIS+/-                                                5.55         01/12/2007           112,838
      9,699,672  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $9,701,116)                                        5.36         09/01/2006         9,699,672
      2,932,459  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.39         02/23/2007         2,932,459
      4,511,475  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,512,147)                                        5.36         09/01/2006         4,511,475
        153,390  BHP BILLITON FINANCE USA BV                                        5.31         09/08/2006           153,234
      4,485,309  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $4,485,977)       5.36         09/01/2006         4,485,309
      1,804,590  BUCKINGHAM II CDO LLC                                              5.31         09/25/2006         1,798,274
      2,255,738  BUCKINGHAM III CDO LLC++                                           5.32         09/29/2006         2,246,534
        721,836  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/13/2006           720,573
        541,377  CAIRN HIGH GRADE FUNDING I LLC                                     5.30         09/18/2006           540,034
        451,148  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         09/21/2006           449,830
        586,492  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/25/2006           584,439
         27,114  CEDAR SPRINGS CAPITAL COMPANY++                                    5.27         09/05/2006            27,098
      1,132,741  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31         09/12/2006         1,130,929
        641,983  CEDAR SPRINGS CAPITAL COMPANY++                                    5.32         09/25/2006           639,736
      1,127,869  CEDAR SPRINGS CAPITAL COMPANY++                                    5.33         10/03/2006         1,122,602
      1,679,667  CEDAR SPRINGS CAPITAL COMPANY                                      5.39         11/17/2006         1,660,805
         54,183  CEDAR SPRINGS CAPITAL COMPANY                                      5.38         11/20/2006            53,551
      1,371,940  CEDAR SPRINGS CAPITAL COMPANY                                      5.37         11/27/2006         1,354,530
      2,255,738  CHEYNE FINANCE LLC++                                               5.37         11/13/2006         2,231,714
      9,022,951  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $9,024,294)         5.36         09/01/2006         9,022,951
        107,644  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.25         09/12/2006           107,472
         90,230  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.23         09/13/2006            90,072
      5,413,770  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                   5.31         09/08/2006         5,408,248
      1,353,443  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.34         10/11/2006         1,345,552
        112,652  CROWN POINT CAPITAL COMPANY++                                      5.48         10/02/2006           112,142
      2,013,246  CULLINAN FINANCE CORPORATION++                                     5.38         09/28/2006         2,005,314
      1,127,869  DEER VALLEY FUNDING LLC                                            5.36         09/11/2006         1,126,222
      2,058,586  DEER VALLEY FUNDING LLC++                                          5.31         09/12/2006         2,055,292
        297,757  DEER VALLEY FUNDING LLC++                                          5.27         09/15/2006           297,150
      1,127,869  DEER VALLEY FUNDING LLC                                            5.41         11/01/2006         1,117,831
         45,115  FCAR OWNER TRUST SERIES II                                         5.22         10/03/2006            44,904
      3,456,339  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,456,854)      5.36         09/01/2006         3,456,339
      2,255,738  FIVE FINANCE INCORPORATED+/- ++                                    5.37         01/25/2007         2,256,730
         74,620  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.21         09/29/2006            74,315
         91,357  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.44         10/30/2006            90,572
        248,853  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.37         11/15/2006           246,131
         27,069  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.47         11/29/2006            26,717
      1,560,474  FOX TROT CDO LIMITED                                               5.36         12/01/2006         1,539,798
        541,828  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.53         09/18/2006           541,861

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       721,836  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.41%        06/18/2007   $       721,836
      1,050,001  GEORGE STREET FINANCE LLC++                                        5.29         09/15/2006         1,047,859
      2,255,738  GOLDMAN SACHS GROUP INCORPORATED+/-                                5.59         03/30/2007         2,257,813
        460,170  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007           460,525
         70,199  ICICI BANK LIMITED                                                 5.46         11/15/2006            69,431
        138,141  ICICI BANK LIMITED                                                 5.51         12/01/2006           136,311
      1,579,016  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007         1,579,016
         89,508  IRISH LIFE & PERMANENT PLC                                         5.47         12/13/2006            88,166
      5,864,918  JPMORGAN REPURCHASE AGREEMENT
                 (MATURITY VALUE $5,865,791)                                        5.36         09/01/2006         5,864,918
      2,887,344  KAUPTHING BANK HF+/- ++                                            5.39         03/20/2007         2,885,121
      1,127,869  KESTREL FUNDING LLC++                                              5.45         11/06/2006         1,117,019
        143,871  KLIO FUNDING CORPORATION++                                         5.46         10/20/2006           142,842
         76,063  KLIO FUNDING CORPORATION++                                         5.36         11/15/2006            75,231
        791,313  KLIO II FUNDING CORPORATION++                                      5.39         10/20/2006           785,655
      3,609,180  KLIO III FUNDING CORPORATION                                       5.30         09/18/2006         3,600,230
        370,527  KLIO III FUNDING CORPORATION++                                     5.46         10/16/2006           368,097
        135,344  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.61         04/20/2007           135,526
         67,672  LEXINGTON PARKER CAPITAL CORPORATION++                             5.49         10/05/2006            67,336
        130,833  LIBERTY STREET FUNDING CORPORATION++                               5.42         09/25/2006           130,375
         11,279  LIBERTY STREET FUNDING CORPORATION                                 5.44         10/25/2006            11,190
      1,353,443  LIQUID FUNDING LIMITED++                                           5.32         09/21/2006         1,349,491
      1,353,443  LIQUID FUNDING LIMITED                                             5.48         11/30/2006         1,335,685
      1,579,016  LIQUID FUNDING LIMITED+/- ++                                       5.37         12/01/2006         1,579,016
        676,721  LIQUID FUNDING LIMITED                                             5.52         12/28/2006           665,095
      1,579,016  LIQUID FUNDING LIMITED+/-                                          5.35         12/29/2006         1,579,095
        146,623  MERRILL LYNCH  & COMPANY INCORPORATED+/-                           5.61         01/26/2007           146,746
      3,158,033  MORGAN STANLEY+/-                                                  5.38         10/10/2006         3,158,033
      2,255,738  MORGAN STANLEY+/-                                                  5.38         10/30/2006         2,255,738
         45,115  MORGAN STANLEY+/-                                                  5.48         01/19/2007            45,148
        693,639  MORGAN STANLEY SERIES EXL+/- **                                    5.39         08/13/2010           693,771
      1,209,075  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.42         12/11/2006         1,209,692
        724,092  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007           725,084
        451,148  NEWPORT FUNDING CORPORATION++                                      5.39         09/26/2006           449,501
        956,388  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.43         10/23/2006           949,138
         45,115  NORTH SEA FUNDING LLC++                                            5.38         10/16/2006            44,819
         90,230  NORTH SEA FUNDING LLC                                              5.25         11/24/2006            89,124
        533,482  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.24         09/05/2006           533,173
         18,813  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.43         09/25/2006            18,747
         12,407  PERRY GLOBAL FUNDING LIMITED SERIES A                              5.50         11/10/2006            12,280
         18,046  PICAROS FUNDING LLC++                                              5.41         11/03/2006            17,880
      2,118,363  RACERS TRUST SERIES 2004-6-MM+/- ++                                5.35         09/22/2006         2,118,702
      1,127,869  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.41         11/24/2006         1,128,128
        142,788  ROYAL BANK OF SCOTLAND PLC+/-                                      5.41         11/24/2006           142,821
        147,525  ROYAL BANK OF SCOTLAND PLC+/-                                      5.50         03/30/2007           147,620
      1,127,869  SEDNA FINANCE INCORPORATED+/- ++                                   5.24         12/08/2006         1,127,993
      7,083,016  SHEFFIELD RECEIVABLES CORPORATION                                  5.28         09/01/2006         7,083,016
      3,165,928  SLM CORPORATION+/-                                                 5.60         01/25/2007         3,168,524
        230,988  SLM CORPORATION+/-                                                 5.69         07/25/2007           231,533
        902,295  SLM CORPORATION+/- ++ **                                           5.33         04/11/2012           902,485
        565,153  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.36         10/25/2006           565,209
      1,618,176  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/01/2006         1,603,774
      1,618,041  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/08/2006         1,601,990
      4,511,475  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         08/03/2007         4,511,475
        867,060  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007           867,043
      1,127,869  UNICREDITO ITALIANO SERIES LIB+/- ++                               5.38         03/09/2007         1,128,027
        325,954  VERSAILLES CDS LLC++                                               5.32         09/05/2006           325,765
        225,574  VERSAILLES CDS LLC                                                 5.32         09/08/2006           225,344
         67,672  VERSAILLES CDS LLC++                                               5.36         09/22/2006            67,464
      1,127,869  WAL-MART STORES INCORPORATED+/-                                    5.39         03/28/2007         1,127,880
      1,443,672  WHISTLEJACKET CAPITAL LIMITED                                      5.34         10/16/2006         1,434,202
         79,447  WHISTLEJACKET CAPITAL LIMITED++                                    5.36         11/20/2006            78,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       260,763  WHITE PINE FINANCE LLC++                                           5.30%        09/01/2006   $       260,759

                                                                                                                  143,517,511
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $143,517,511)                                                       143,517,511
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 1.63%

MUTUAL FUNDS - 1.63%
     10,587,218  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     10,587,218
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,587,218)                                                                    10,587,218
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $795,986,123)*                                    122.30%                                               $   791,842,116

OTHER ASSETS AND LIABILITIES, NET                       (22.30)                                                  (144,385,618)
                                                        ------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $   647,456,498
                                                        ------                                                ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

(d) SECURITY PAYS INTEREST ON A PREDETERMINED NOTIONAL BALANCE OF PRINCIPAL. SINCE THE SECURITY COMPRISES ONLY THE INTEREST AND THERE IS NO PRINCIPAL AT MATURITY, THE BOND PRICE REFLECTS THE YIELD TO MATURITY ON THAT SECURITY.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,587,218.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 0.81%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.81%
$     2,000,000  FNMA+/-                                                            5.31%        02/17/2009   $     1,945,000
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                           1,945,000
                                                                                                              ---------------

US TREASURY SECURITIES - 98.11%

US TREASURY BONDS - 42.44%
     11,235,000  US TREASURY BOND<< &                                               2.00         07/15/2014        11,867,830
     11,160,000  US TREASURY BOND&                                                  1.88         07/15/2015        11,290,533
     12,160,000  US TREASURY BOND&                                                  2.00         01/15/2016        12,169,447
     16,495,000  US TREASURY BOND<< &                                               2.38         01/15/2025        18,121,794
     11,405,000  US TREASURY BOND<< &                                               2.00         01/15/2026        11,230,788
      9,380,000  US TREASURY BOND<< &                                               3.63         04/15/2028        14,656,821
     10,960,000  US TREASURY BOND<< &                                               3.88         04/15/2029        17,577,968
      3,125,000  US TREASURY BOND&                                                  3.38         04/15/2032         4,460,914

                                                                                                                  101,376,095
                                                                                                              ---------------

US TREASURY NOTES - 55.67%
      7,700,000  US TREASURY NOTE<< &                                               3.63         01/15/2008         9,796,509
      9,095,000  US TREASURY NOTE<< &                                               3.88         01/15/2009        11,626,071
      7,160,000  US TREASURY NOTE<< &                                               4.25         01/15/2010         9,176,241
     18,005,000  US TREASURY NOTE<< &                                               0.88         04/15/2010        18,318,332
      6,540,000  US TREASURY NOTE&                                                  3.50         01/15/2011         8,013,042
      7,160,000  US TREASURY NOTE<< &                                               2.38         04/15/2011         7,348,466
      2,735,000  US TREASURY NOTE&                                                  3.38         01/15/2012         3,302,044
     14,600,000  US TREASURY NOTE&                                                  3.00         07/15/2012        17,147,135
     12,965,000  US TREASURY NOTE<< &                                               1.88         07/15/2013        13,967,220
     13,555,000  US TREASURY NOTE&                                                  2.00         01/15/2014        14,615,769
     14,130,000  US TREASURY NOTE<< &                                               1.63         01/15/2015        14,297,612
      5,205,000  US TREASURY NOTE<< &                                               2.50         07/15/2016         5,347,367

                                                                                                                  132,955,808
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $238,491,115)                                                                  234,331,902
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 47.62%

COLLATERAL INVESTED IN OTHER ASSETS - 47.62%
        246,701  ABBEY NATIONAL TREASURY SERVICE+/- ++                              5.59         01/16/2007           246,895
      1,644,670  AMERICAN EXPRESS BANK FSB+/-                                       5.29         01/26/2007         1,644,686
      1,036,857  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36         09/14/2007         1,037,376
        893,842  AQUIFER FUNDING LIMITED++                                          5.35         09/07/2006           893,065
         78,730  ATLAS CAPITAL FUNDING CORPORATION++                                5.31         09/01/2006            78,730
        893,842  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.38         11/10/2006           893,842
        715,074  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.30         04/25/2007           715,088
        715,074  ATOMIUM FUNDING CORPORATION++                                      5.40         11/03/2006           708,502
         89,384  BANK OF ILLINOIS+/-                                                5.55         01/12/2007            89,424
      2,323,990  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.39         02/23/2007         2,323,990
      7,687,045  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $7,688,190)                                        5.36         09/01/2006         7,687,045
      3,575,370  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,575,902)                                        5.36         09/01/2006         3,575,370
        121,563  BHP BILLITON FINANCE USA BV                                        5.31         09/08/2006           121,439
      3,554,633  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,555,162)                                        5.36         09/01/2006         3,554,633
      1,430,148  BUCKINGHAM II CDO LLC                                              5.31         09/25/2006         1,425,142
      1,787,685  BUCKINGHAM III CDO LLC++                                           5.32         09/29/2006         1,780,391
        572,059  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/13/2006           571,058
        429,044  CAIRN HIGH GRADE FUNDING I LLC                                     5.30         09/18/2006           427,980

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       357,537  CAIRN HIGH GRADE FUNDING I LLC                                     5.32%        09/21/2006   $       356,493
        464,798  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/25/2006           463,171
         21,488  CEDAR SPRINGS CAPITAL COMPANY LLC++                                5.27         09/05/2006            21,476
        897,704  CEDAR SPRINGS CAPITAL COMPANY LLC++                                5.31         09/12/2006           896,267
        508,775  CEDAR SPRINGS CAPITAL COMPANY LLC++                                5.32         09/25/2006           506,994
        893,842  CEDAR SPRINGS CAPITAL COMPANY LLC++                                5.33         10/03/2006           889,668
      1,331,146  CEDAR SPRINGS CAPITAL COMPANY LLC                                  5.39         11/17/2006         1,316,197
         42,940  CEDAR SPRINGS CAPITAL COMPANY LLC                                  5.38         11/20/2006            42,439
      1,087,270  CEDAR SPRINGS CAPITAL COMPANY LLC                                  5.37         11/27/2006         1,073,472
      1,787,685  CHEYNE FINANCE LLC++                                               5.37         11/13/2006         1,768,646
      7,150,739  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $7,151,804)                                        5.36         09/01/2006         7,150,739
         85,308  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.25         09/12/2006            85,172
         71,507  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.23         09/13/2006            71,382
      4,290,444  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                   5.31         09/08/2006         4,286,067
      1,072,611  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.34         10/11/2006         1,066,358
         89,277  CROWN POINT CAPITAL COMPANY LLC++                                  5.48         10/02/2006            88,873
      1,595,509  CULLINAN FINANCE CORPORATION++                                     5.38         09/28/2006         1,589,222
        893,842  DEER VALLEY FUNDING LLC                                            5.36         09/11/2006           892,537
      1,631,441  DEER VALLEY FUNDING LLC++                                          5.31         09/12/2006         1,628,831
        235,974  DEER VALLEY FUNDING LLC++                                          5.27         09/15/2006           235,493
        893,842  DEER VALLEY FUNDING LLC                                            5.41         11/01/2006           885,887
         35,754  FCAR OWNER TRUST SERIES II                                         5.22         10/03/2006            35,587
      2,739,168  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,739,576)                                        5.36         09/01/2006         2,739,168
      1,787,685  FIVE FINANCE INCORPORATED+/- ++                                    5.37         01/25/2007         1,788,471
         59,137  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.21         09/29/2006            58,895
         72,401  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.44         10/30/2006            71,779
        197,217  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.37         11/15/2006           195,060
         21,452  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.47         11/29/2006            21,174
      1,236,685  FOX TROT CDO LIMITED                                               5.36         12/01/2006         1,220,299
        429,402  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.53         09/18/2006           429,428
        572,059  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.41         06/18/2007           572,059
        832,132  GEORGE STREET FINANCE LLC++                                        5.29         09/15/2006           830,434
      1,787,685  GOLDMAN SACHS GROUP INCORPORATED+/-                                5.59         03/30/2007         1,789,329
        364,688  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007           364,969
         55,633  ICICI BANK LIMITED                                                 5.46         11/15/2006            55,024
        109,478  ICICI BANK LIMITED                                                 5.51         12/01/2006           108,027
      1,251,379  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007         1,251,379
         70,935  IRISH LIFE & PERMANENT PLC                                         5.47         12/13/2006            69,872
      4,647,980  JPMORGAN REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,648,672)                                        5.36         09/01/2006         4,647,980
      2,288,237  KAUPTHING BANK HF+/- ++                                            5.39         03/20/2007         2,286,475
        893,842  KESTREL FUNDING LLC++                                              5.45         11/06/2006           885,244
        114,019  KLIO FUNDING CORPORATION++                                         5.46         10/20/2006           113,203
         60,281  KLIO FUNDING CORPORATION++                                         5.36         11/15/2006            59,621
        627,120  KLIO II FUNDING CORPORATION++                                      5.39         10/20/2006           622,636
      2,860,296  KLIO III FUNDING CORPORATION                                       5.30         09/18/2006         2,853,202
        293,645  KLIO III FUNDING CORPORATION++                                     5.46         10/16/2006           291,719
        107,261  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.61         04/20/2007           107,405
         53,631  LEXINGTON PARKER CAPITAL CORPORATION++                             5.49         10/05/2006            53,365
        103,686  LIBERTY STREET FUNDING CORPORATION++                               5.42         09/25/2006           103,323
          8,938  LIBERTY STREET FUNDING CORPORATION                                 5.44         10/25/2006             8,868
      1,072,611  LIQUID FUNDING LIMITED++                                           5.32         09/21/2006         1,069,479
      1,072,611  LIQUID FUNDING LIMITED                                             5.48         11/30/2006         1,058,538
      1,251,379  LIQUID FUNDING LIMITED+/- ++                                       5.37         12/01/2006         1,251,379
        536,305  LIQUID FUNDING LIMITED                                             5.52         12/28/2006           527,092
      1,251,379  LIQUID FUNDING LIMITED+/-                                          5.35         12/29/2006         1,251,442
        116,200  MERRILL LYNCH  & COMPANY INCORPORATED+/-                           5.61         01/26/2007           116,297
      2,502,759  MORGAN STANLEY+/-                                                  5.38         10/10/2006         2,502,759
      1,787,685  MORGAN STANLEY+/-                                                  5.38         10/30/2006         1,787,685
         35,754  MORGAN STANLEY+/-                                                  5.48         01/19/2007            35,780
        549,713  MORGAN STANLEY SERIES EXL+/- **                                    5.39         08/13/2010           549,818

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       958,199  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.42%        12/11/2006   $       958,688
        573,847  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007           574,633
        357,537  NEWPORT FUNDING CORPORATION++                                      5.39         09/26/2006           356,232
        757,943  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.43         10/23/2006           752,197
         35,754  NORTH SEA FUNDING LLC++                                            5.38         10/16/2006            35,519
         71,507  NORTH SEA FUNDING LLC                                              5.25         11/24/2006            70,631
        422,787  PERRY GLOBAL FUNDING LIMITED - SERIES A++                          5.24         09/05/2006           422,542
         14,909  PERRY GLOBAL FUNDING LIMITED - SERIES A++                          5.43         09/25/2006            14,857
          9,832  PERRY GLOBAL FUNDING LIMITED - SERIES A                            5.50         11/10/2006             9,732
         14,301  PICAROS FUNDING LLC++                                              5.41         11/03/2006            14,170
      1,678,815  RACERS TRUST 2004-6-MM+/- ++                                       5.35         09/22/2006         1,679,083
        893,842  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.41         11/24/2006           894,048
        113,160  ROYAL BANK OF SCOTLAND PLC+/-                                      5.41         11/24/2006           113,186
        116,915  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.50         03/30/2007           116,989
        893,842  SEDNA FINANCE INCORPORATED+/- ++                                   5.24         12/08/2006           893,941
      5,613,330  SHEFFIELD RECEIVABLES CORPORATION                                  5.28         09/01/2006         5,613,330
      2,509,016  SLM CORPORATION+/-                                                 5.60         01/25/2007         2,511,073
        183,059  SLM CORPORATION+/-                                                 5.69         07/25/2007           183,491
        715,074  SLM CORPORATION+/- ++ **                                           5.33         04/11/2012           715,224
        447,887  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.36         10/25/2006           447,931
      1,282,414  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/01/2006         1,271,000
      1,282,306  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/08/2006         1,269,586
      3,575,370  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         08/03/2007         3,575,370
        687,150  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007           687,137
        893,842  UNICREDITO ITALIANO SERIES LIB+/- ++                               5.38         03/09/2007           893,968
        258,320  VERSAILLES CDS LLC++                                               5.32         09/05/2006           258,171
        178,768  VERSAILLES CDS LLC                                                 5.32         09/08/2006           178,586
         53,631  VERSAILLES CDS LLC++                                               5.36         09/22/2006            53,466
        893,842  WAL-MART STORES INCORPORATED+/-                                    5.39         03/28/2007           893,851
      1,144,118  WHISTLEJACKET CAPITAL LIMITED                                      5.34         10/16/2006         1,136,613
         62,962  WHISTLEJACKET CAPITAL LIMITED++                                    5.36         11/20/2006            62,227
        206,656  WHITE PINE FINANCE LLC++                                           5.30         09/01/2006           206,658

                                                                                                                  113,738,434
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $113,738,434)                                                       113,738,434
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 0.68%
      1,623,047  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     1,623,047
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,623,047)                                                                      1,623,047
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $355,852,596)*                                     147.22%                                              $   351,638,383

OTHER ASSETS AND LIABILITIES, NET                        (47.22)                                                 (112,788,095)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   238,850,288
                                                         ------                                               ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

** THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,623,047.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 10.63%
$     3,485,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2006-2
                 CLASS A                                                            5.35%        01/15/2014   $     3,522,204
        127,043  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS
                 A4                                                                 3.55         02/12/2009           125,977
      4,606,352  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS
                 A4                                                                 2.84         08/06/2010         4,535,553
      2,269,968  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12
                 CLASS A3+/-                                                        5.60         01/25/2035         2,271,947
      3,227,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2006-1
                 CLASS A2R+/-                                                       5.03         12/01/2041         3,214,705
        928,129  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3        2.00         11/15/2007           922,174
      1,280,746  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2        3.35         02/15/2008         1,272,944
      2,497,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3        5.03         10/15/2009         2,488,379
      3,109,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2003-C4 CLASS
                 C4                                                                 6.00         08/15/2013         3,172,464
      2,337,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A10 CLASS
                 A10                                                                5.15         06/16/2014         2,342,843
      3,128,000  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS
                 A3                                                                 4.99         09/15/2010         3,120,046
      3,149,867  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC3 CLASS A1B+/-        5.48         06/25/2035         3,150,638
      3,010,000  CHASE CREDIT CARD MASTER TRUST SERIES 2003-3 CLASS A+/-            5.44         10/15/2010         3,015,710
      3,580,000  CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                       3.22         06/15/2010         3,501,750
      4,331,000  CHASE ISSUANCE TRUST SERIES 2006-A3 CLASS A3+/-                    5.32         07/15/2011         4,332,071
        620,063  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3            2.08         05/15/2008           617,029
      1,506,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3        6.88         11/16/2009         1,533,942
      4,195,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4        3.20         08/24/2009         4,109,873
      2,498,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1        4.40         09/15/2010         2,454,882
      3,625,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2006-A4 CLASS A4        5.45         05/10/2013         3,664,896
      2,337,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2006-1 CLASS
                 A2                                                                 5.68         07/25/2036         2,340,506
      4,896,000  COUNTRYWIDE ASSET-BACKED CERFITICATES SERIES 2006-S1 CLASS A2      5.55         08/25/2021         4,884,394
      1,382,292  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-12 CLASS
                 1A1+/-                                                             5.47         02/25/2036         1,382,525
        801,037  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-BC4 CLASS
                 2A1+/-                                                             5.44         08/25/2035           801,191
      2,613,734  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2006-ABC1 CLASS
                 A1+/-                                                              5.35         05/25/2036         2,613,714
      3,255,355  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2006-11 CLASS
                 3AV1+/-                                                            5.38         09/25/2046         3,255,339
      2,889,000  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2006-13 CLASS
                 3AV2+/-                                                            5.47         01/25/2037         2,888,967
      2,611,000  DRIVE AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3++              5.49         05/15/2011         2,622,231
        677,965  ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-         5.44         10/25/2035           678,021
      6,152,574  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                3.48         11/15/2008         6,099,034
      2,843,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                4.17         01/15/2009         2,823,119
      4,018,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-B CLASS A4                5.25         09/15/2011         4,018,942
      3,560,000  FORD CREDIT FLOORPLAN MASTER OWNER TRUST ACCEPTANCE
                 CORPORATION SERIES 2006-3 CLASS A+/-                               5.51         06/15/2011         3,561,472
        688,629  FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                         4.84         09/22/2008           687,447
      1,242,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-2 CLASS A2            5.35         03/15/2013         1,248,945
      4,117,596  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3          3.30         06/16/2008         4,085,190
      2,494,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4              4.18         02/15/2012         2,431,965
        367,201  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS
                 A2+/-                                                              5.67         09/25/2034           367,755
      1,749,847  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS
                 A1B+/-                                                             5.14         11/25/2035         1,738,927
      2,339,000  MBNA MASTER CREDIT CARD TRUST USA SERIES 2000-L CLASS A            6.50         04/15/2010         2,376,057
      1,110,471  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1
                 CLASS A1+/-                                                        5.50         05/25/2046         1,110,666
        724,081  MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-          5.68         07/25/2034           724,076
      2,939,142  MORGAN STANLEY ABS CAPITAL I SERIES 2006-NC1 CLASS A1+/-           5.40         12/25/2035         2,939,274
      1,776,000  MORGAN STANLEY HOME EQUITY LOANS SERIES 2006-2 CLASS A2+/-         5.43         02/25/2036         1,776,855
        279,470  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3        2.11         07/15/2008           277,847
      5,165,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-    5.38         08/15/2012         5,172,401
      1,146,734  NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                     4.61         01/15/2008         1,144,587
        300,214  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2         3.75         09/17/2007           299,823
      1,334,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3         5.16         02/15/2010         1,332,471
      2,758,642  NOMURA HOME EQUITY LOAN INCORPORATED SERIES 2006-WF1 CLASS
                 A1+/-                                                              5.45         03/25/2036         2,758,744
      1,991,000  NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS
                 A5                                                                 4.74         10/30/2045         1,966,172
        889,881  NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-               5.47         10/25/2035           890,088
      2,284,524  OPTION ONE MORTGAGE LOAN TRUST SERIES 2006-1 CLASS 2A1+/-          5.39         01/25/2036         2,284,928
      1,469,307  OWNIT MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2006-1
                 CLASS AF1+/-                                                       5.42         12/25/2036         1,461,271
      1,535,000  PECO ENERGY TRANSITION TRUST SERIES 2001-A CLASS A1                6.52         12/31/2010         1,604,129
      3,294,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A2            5.03         03/25/2014         3,283,309
      5,148,000  PROVIDIAN GATEWAY MASTER TRUST SERIES 2004-DA CLASS A++            3.35         09/15/2011         5,047,051
        290,860  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                 2003-RS3 CLASS A2+/-                                               5.68         04/25/2033           291,313
      2,595,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                   5.63         07/25/2018         2,606,390
      1,349,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A6++                    3.46         07/25/2039         1,290,818
      2,301,842  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS
                 A4+/-                                                              5.41         01/25/2036         2,302,129

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     1,070,380  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4          3.20%        12/13/2010   $     1,050,706
      1,243,369  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                       3.16         02/17/2009         1,231,078
        679,439  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                       3.90         07/15/2009           672,949
      1,430,972  USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                       4.52         06/16/2008         1,426,349
      1,971,000  USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                       5.36         06/15/2012         1,970,782
      2,432,000  VOLKSWAGEN AUTO LEASE TRUST SERIES 2006-A CLASS A2                 5.55         11/20/2008         2,438,652
      4,664,000  WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                   3.66         07/20/2010         4,588,505
      2,742,641  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                   4.82         02/20/2009         2,736,015
      2,641,877  WACHOVIA MORTGAGE LOAN TRUST LLC SERIES 2006-AMN1 CLASS A1+/-      5.37         08/25/2036         2,641,671
      4,365,000  WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-M1A CLASS M1+/-
                 ++                                                                 5.42         08/15/2013         4,365,000
        403,938  WFS FINANCIAL OWNER TRUST SERIES 2003-1 CLASS A4                   2.74         09/20/2010           400,715
      1,606,834  WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                   3.25         05/20/2011         1,582,731
        654,124  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                   3.15         05/20/2011           644,008
      1,173,402  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                   2.81         08/22/2011         1,147,803
        600,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                  4.25         06/17/2010           594,389
         13,158  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3           2.20         01/15/2008            13,139

TOTAL ASSET BACKED SECURITIES (COST $172,402,957)                                                                 172,344,602
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.90%
      1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2002-PB2 CLASS B                                                   6.31         06/11/2035         1,224,412
      1,506,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2004-1 CLASS A4                                                    4.76         11/10/2039         1,445,898
        716,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA
                 CLASS B++                                                          4.89         05/14/2016           710,140
      4,952,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA
                 CLASS C++                                                          4.94         05/14/2016         4,917,572
      4,378,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8
                 CLASS AAB                                                          4.58         06/11/2041         4,188,473
      3,030,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2006-T22
                 CLASS AM+/-                                                        5.63         04/12/2038         3,047,118
        939,000  BEAR STEARNS COMMERICAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2003-T10 CLASS A2                                           4.74         03/13/2040           908,063
      3,709,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                 CLASS E+/-                                                         7.22         05/15/2032         3,843,527
        680,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                 CLASS C                                                            7.71         08/15/2033           734,040
        755,294  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-    5.44         07/25/2035           755,130

      4,918,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CP4 CLASS A4                                                  6.18         12/15/2035         5,089,656
      6,658,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CKN2 CLASS A3                                                 6.13         04/15/2037         6,906,603
      2,423,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CKP1 CLASS A3                                                 6.44         12/15/2035         2,548,494
      5,238,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CKS4 CLASS A2                                                 5.18         11/15/2036         5,202,828
      3,035,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CP3 CLASS A3                                                  5.60         07/15/2035         3,073,663
      2,602,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2003-C4 CLASS A4+/-                                                5.14         08/15/2036         2,563,187
      7,776,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2004-C2 CLASS A2+/-                                                5.42         05/15/2036         7,752,146
      3,071,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B      7.30         06/10/2032         3,211,222
     19,849,136  FHLB SERIES VN-2015 CLASS A                                        5.46         11/27/2015        19,872,397
      4,741,000  FHLMC SERIES 2682 CLASS LC<<                                       4.50         07/15/2032         4,444,597
      8,156,000  FHLMC SERIES 2727 CLASS PE<<                                       4.50         07/15/2032         7,624,345
      5,292,977  FHLMC SERIES 2904 CLASS CM<<                                       5.00         01/15/2018         5,240,464
      3,958,441  FHLMC SERIES 2941 CLASS WA<<                                       5.00         11/15/2024         3,933,369
      5,564,024  FHLMC SERIES 2948 CLASS QA<<                                       5.00         10/15/2025         5,528,932
        474,211  FHLMC SERIES 3000 CLASS PA                                         3.90         01/15/2023           459,406
      7,880,955  FHLMC SERIES 3014 CLASS NA<<                                       4.50         11/15/2025         7,755,993
      4,105,000  FHLMC SERIES 3017 CLASS TA<<                                       4.50         08/15/2035         3,943,432
      4,575,183  FHLMC SERIES 3020 CLASS MA<<                                       5.50         04/15/2027         4,586,540
      3,162,774  FHLMC SERIES 3026 CLASS GJ<<                                       4.50         02/15/2029         3,104,048
      2,602,000  FHLMC SERIES 3026 CLASS PC                                         4.50         01/15/2034         2,399,085
      3,133,000  FHLMC SERIES 3057 CLASS MD                                         4.50         08/15/2034         2,896,206
      7,399,082  FHLMC SERIES 3086 CLASS PA<<                                       5.50         05/15/2026         7,418,732
      8,958,409  FHLMC SERIES 3117 CLASS PN<<                                       5.00         11/15/2021         8,908,487
      6,914,690  FHLMC SERIES 3135 CLASS JA                                         6.00         09/15/2027         7,003,127
      1,401,000  FHLMC SERIES 3147 CLASS PC                                         5.50         04/15/2033         1,383,892
      7,297,905  FHLMC SERIES 3151 CLASS LA                                         6.00         11/15/2027         7,382,681
     16,322,000  FHLMC SERIES 3167 CLASS QA<<                                       6.00         10/15/2026        16,535,076

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$    11,940,176  FHLMC SERIES 3176 CLASS HA<<                                       6.00%        02/15/2028   $    12,101,256
      3,868,879  FHLMC SERIES 3178 CLASS MA<<                                       6.00         10/15/2026         3,916,994
     11,308,044  FHLMC SERIES 3184 CLASS LA                                         6.00         03/15/2028        11,453,803
      5,649,196  FHLMC SERIES 3192 CLASS GA<<                                       6.00         03/15/2027         5,716,687
      2,420,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                           7.39         12/15/2031         2,555,367
      1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                 CLASS B                                                            6.42         12/12/2033         1,653,001
        381,144  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                         4.77         04/25/2012           377,726
      1,233,039  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                          3.81         11/25/2012         1,185,381
      8,650,094  FNMA SERIES 2003-34 CLASS QJ<<                                     4.50         01/25/2016         8,491,685
      1,939,843  FNMA SERIES 2004-69 CLASS CT<<                                     4.50         06/25/2018         1,884,651
      3,292,923  FNMA SERIES 2005-38 CLASS CD<<                                     5.00         06/25/2019         3,244,759
      4,219,788  FNMA SERIES 2005-63 CLASS HA<<                                     5.00         04/25/2023         4,156,573
      4,014,751  FNMA SERIES 2006-18 CLASS PA<<                                     5.50         01/25/2026         4,017,487
      8,238,000  FNMA SERIES 2006-29 CLASS PA<<                                     5.50         08/25/2026         8,251,457
      3,953,000  FNMA SERIES 2006-31 CLASS PA<<                                     5.50         11/25/2026         3,959,839
      2,531,000  FNMA SERIES 2006-41 CLASS MA<<                                     5.50         04/25/2024         2,535,175
      9,265,333  FNMA SERIES 2006-81 CLASS NA                                       6.00         02/25/2027         9,369,070
      6,723,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
                 CLASS A2                                                           6.07         06/10/2038         6,954,948
      5,360,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A
                 CLASS A3                                                           5.35         08/11/2036         5,363,200
      2,590,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-3A
                 CLASS A2                                                           5.00         12/10/2037         2,549,936
      4,756,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2
                 CLASS A4                                                           5.15         07/10/2037         4,694,874
      6,627,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
                 CLASS A4+/-                                                        5.19         07/10/2039         6,527,026
      1,340,426  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 1997-C1 CLASS A3                                                   6.87         07/15/2029         1,350,660
      1,044,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2002-C3 CLASS A2                                                   4.93         07/10/2039         1,022,730
      2,548,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2003-C2 CLASS B+/-                                                 5.47         05/10/2040         2,561,649
      7,019,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2003-C3 CLASS A4                                                   5.02         04/10/2040         6,860,806
      1,241,721  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-C1 CLASS A1                                                   3.12         03/10/2038         1,206,876
        482,513  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-C2 CLASS A1                                                   3.90         08/10/2038           472,129
      1,763,885  GNMA SERIES 2006-8 CLASS A                                         3.94         08/16/2025         1,713,873
      3,506,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2006-GG7 CLASS A4+/-                                               6.11         07/10/2038         3,638,120
      1,051,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-C1 CLASS B       6.97         10/18/2030         1,081,496
      6,704,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII CLASS
                 A2                                                                 6.56         04/13/2031         6,808,110
        594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                 CLASS C+/-                                                         7.05         05/15/2031           616,958
      4,499,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-ML1A CLASS A2+/-                                       4.88         01/12/2038         4,364,052
      4,561,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-ML1A CLASS A2                                          4.77         03/12/2039         4,407,211
        281,670  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1       7.11         10/15/2032           282,580
        397,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B        7.43         10/15/2032           421,191
      6,032,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-        4.93         09/15/2035         5,882,079
      4,792,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2002-MW1 CLASS A4              5.62         07/12/2034         4,856,675
      3,550,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-          4.86         08/12/2039         3,401,930
      2,790,000  MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                  5.15         06/13/2041         2,752,726
        999,927  MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                  3.92         04/14/2040           977,793
      1,453,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                 5.04         01/14/2042         1,429,843
      3,254,000  MORGAN STANLEY CAPITAL I SERIES 2006-HQ9 CLASS A4                  5.73         07/12/2044         3,311,601
      5,649,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ3 CLASS A3      5.08         09/15/2037         5,567,759
      2,950,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
                 A3                                                                 6.50         10/13/2011         3,094,924
        136,976  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS
                 A+/-                                                               5.84         02/25/2028           137,483
      2,686,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS
                 A4                                                                 6.29         04/15/2034         2,807,093
      1,330,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                 A3                                                                 4.96         08/15/2035         1,310,722
      2,348,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                 A4                                                                 5.13         08/15/2035         2,310,977
      1,610,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                 A3                                                                 4.45         11/15/2035         1,562,412
      1,074,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS
                 A4                                                                 5.01         12/15/2035         1,049,751
      3,918,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS
                 A4                                                                 4.75         02/15/2041         3,753,846
      4,160,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C14 CLASS
                 A4+/-                                                              5.09         08/15/2041         4,060,825
      3,032,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS
                 A4                                                                 4.80         10/15/2041         2,899,393

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     5,782,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                 APB+/-                                                             5.09%        07/15/2042   $     5,681,374
      4,151,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS
                 APB                                                                6.00         06/15/2045         4,286,692

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $386,671,479)                                                     387,448,215
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 17.60%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.15%
      2,355,000  DAIMLERCHRYSLER NA HOLDINGS                                        5.75         05/18/2009         2,363,167
                                                                                                              ---------------

BUSINESS SERVICES - 0.11%
      1,805,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-              5.62         05/24/2010         1,807,278
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 0.34%
      1,125,000  TEVA PHARMACEUTICAL FINANCE LLC                                    6.15         02/01/2036         1,062,630
      4,460,000  WYETH                                                              5.50         02/15/2016         4,417,808

                                                                                                                    5,480,438
                                                                                                              ---------------

COMMUNICATIONS - 2.55%
      1,145,000  AMERICA MOVIL SA DE CV                                             6.38         03/01/2035         1,094,029
      1,369,000  AT&T CORPORATION                                                   7.30         11/15/2011         1,477,996
      1,550,000  AT&T INCORPORATED                                                  6.15         09/15/2034         1,476,953
      1,215,000  AT&T INCORPORATED<<                                                6.80         05/15/2036         1,256,323
        815,000  BELLSOUTH CORPORATION                                              6.00         11/15/2034           748,035
      1,925,000  CINGULAR WIRELESS SERVICES                                         8.13         05/01/2012         2,155,261
      2,035,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                 8.38         03/15/2013         2,306,705
      2,740,000  COMCAST CORPORATION                                                5.90         03/15/2016         2,716,173
      1,225,000  COMCAST CORPORATION                                                5.65         06/15/2035         1,086,051
      1,755,000  EMBARQ CORPORATION                                                 7.08         06/01/2016         1,790,693
      3,770,000  SBC COMMUNICATIONS                                                 5.10         09/15/2014         3,595,298
      4,795,000  SPRINT CAPITAL CORPORATION                                         6.00         01/15/2007         4,800,951
      2,760,000  SPRINT CAPITAL CORPORATION                                         6.13         11/15/2008         2,796,653
      1,390,000  SPRINT CAPITAL CORPORATION                                         8.38         03/15/2012         1,553,429
      1,045,000  TIME WARNER ENTERTAINMENT COMPANY LP                               8.38         07/15/2033         1,198,410
      2,545,000  TIME WARNER INCORPORATED                                           6.88         05/01/2012         2,664,658
      1,875,000  VERIZON COMMUNICATIONS INCORPORATED<<                              5.35         02/15/2011         1,866,673
      2,225,000  VERIZON COMMUNICATIONS INCORPORATED                                5.55         02/15/2016         2,167,419
      3,095,000  VERIZON WIRELESS CAPITAL LLC                                       5.38         12/15/2006         3,093,827
      1,085,000  VIACOM INCORPORATED++                                              5.75         04/30/2011         1,076,070
        495,000  VIACOM INCORPORATED++ <<                                           6.25         04/30/2016           488,580

                                                                                                                   41,410,187
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 2.43%
      2,980,000  BANK OF AMERICA CORPORATION                                        4.25         10/01/2010         2,875,986
      2,955,000  BANK OF AMERICA CORPORATION                                        5.38         08/15/2011         2,967,154
        950,000  BANK OF AMERICA CORPORATION                                        5.38         06/15/2014           947,387
      5,880,000  CITIGROUP INCORPORATED                                             3.63         02/09/2009         5,673,095
      2,355,000  CITIGROUP INCORPORATED<<                                           5.13         02/14/2011         2,344,339
      2,355,000  CITIGROUP INCORPORATED                                             5.85         08/02/2016         2,413,152
      8,190,000  JPMORGAN CHASE & COMPANY                                           5.60         06/01/2011         8,277,944
      1,435,000  JPMORGAN CHASE & COMPANY                                           5.13         09/15/2014         1,397,719
      2,785,000  PNC FUNDING CORPORATION                                            5.25         11/15/2015         2,718,965
      2,325,000  ROYAL BANK OF SCOTLAND GROUP PLC                                   5.00         10/01/2014         2,249,340
      2,310,000  WACHOVIA CORPORATION                                               4.88         02/15/2014         2,214,036
      2,235,000  WASHINGTON MUTUAL BANK                                             5.65         08/15/2014         2,225,097
      1,407,000  WASHINGTON MUTUAL INCORPORATED                                     4.00         01/15/2009         1,366,121
      1,780,000  ZIONS BANCORP                                                      5.50         11/16/2015         1,749,056

                                                                                                                   39,419,391
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ELECTRIC UTILITIES - 0.30%
$     4,600,000  PROGRESS ENERGY INCORPORATED                                       6.85%        04/15/2012   $     4,872,453
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.51%
      1,685,000  ALLEGHENY ENERGY SUPPLY++                                          8.25         04/15/2012         1,819,800
      1,701,000  AMERICAN ELECTRIC POWER SERIES C                                   5.38         03/15/2010         1,697,845
      1,155,000  DOMINION RESOURCES INCORPORATED<<                                  5.95         06/15/2035         1,094,443
      3,375,000  DPL INCORPORATED                                                   6.88         09/01/2011         3,537,098
        670,000  DUKE CAPITAL LLC                                                   8.00         10/01/2019           765,200
      1,775,000  ENERGY TRANSFER PARTNERS LIMITED PARTNERSHIP                       5.65         08/01/2012         1,753,036
      1,540,000  FIRSTENERGY CORPORATION SERIES B                                   6.45         11/15/2011         1,597,199
      2,855,000  KANSAS GAS & ELECTRIC                                              5.65         03/29/2021         2,792,476
        960,000  KINDER MORGAN FINANCE                                              5.70         01/05/2016           873,533
      2,505,000  NEVADA POWER COMPANY++ <<                                          5.95         03/15/2016         2,477,923
        945,000  OHIO EDISON                                                        6.40         07/15/2016           983,362
      1,220,000  ONCOR ELECTRIC DELIVERY                                            6.38         01/15/2015         1,255,181
      1,160,000  PSEG POWER LLC                                                     5.00         04/01/2014         1,100,270
      2,430,000  PUBLIC SERVICE COMPANY OF COLORADO                                 7.88         10/01/2012         2,733,189

                                                                                                                   24,480,555
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 0.30%
      2,420,000  CISCO SYSTEMS INCORPORATED                                         5.50         02/22/2016         2,409,364
      1,215,000  EXELON GENERATION COMPANY LLC                                      5.35         01/15/2014         1,186,008
      1,230,000  MIDAMERICAN ENERGY HOLDINGS++                                      6.13         04/01/2036         1,214,543

                                                                                                                    4,809,915
                                                                                                              ---------------

FINANCIAL SERVICES - 0.24%
      3,879,000  CAPITAL ONE FINANCIAL CORPORATION                                  8.75         02/01/2007         3,927,173
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.38%
      2,910,000  KRAFT FOODS INCORPORATED                                           5.63         11/01/2011         2,928,487
      3,295,000  KRAFT FOODS INCORPORATED                                           5.25         10/01/2013         3,235,654

                                                                                                                    6,164,141
                                                                                                              ---------------

FOREIGN GOVERNMENT - 0.09%
      1,160,000  QUEBEC PROVINCE                                                    7.50         09/15/2029         1,450,575
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.67%
      4,630,000  ALLIED CAPITAL CORPORATION                                         6.63         07/15/2011         4,699,455
      4,225,000  GOLDMAN SACHS GROUP INCORPORATED                                   5.13         01/15/2015         4,086,378
      2,095,000  MERRILL LYNCH & COMPANY                                            4.25         02/08/2010         2,027,531

                                                                                                                   10,813,364
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.14%
      2,355,000  HARRAHS OPERATING COMPANY INCORPORATED                             6.50         06/01/2016         2,336,358
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.11%
      1,740,000  CATERPILLAR INCORPORATED                                           6.05         08/15/2036         1,791,274
                                                                                                              ---------------

INSURANCE CARRIERS - 0.76%
        810,000  AETNA INCORPORATED                                                 6.63         06/15/2036           844,661
        965,000  AMBAC FINANCIAL GROUP INCORPORATED<<                               5.95         12/05/2035           946,546
      2,760,000  AMERICAN INTERNATIONAL GROUP++                                     4.70         10/01/2010         2,702,360
      1,340,000  GE GLOBAL INSURANCE HOLDINGS                                       7.00         02/15/2026         1,449,938
      3,665,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                 5.45         03/24/2011         3,668,423
        775,000  LIBERTY MUTUAL INSURANCE COMPANY++                                 7.88         10/15/2026           864,586

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     1,905,000  WELLPOINT INCORPORATED                                             5.85%        01/15/2036   $     1,817,667

                                                                                                                   12,294,181
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.49%
      1,730,000  BAXTER INTERNATIONAL INCORPORATED                                  5.90         09/01/2016         1,754,561
      1,765,000  BOSTON SCIENTIFIC CORPORATION                                      6.00         06/15/2011         1,780,788
        620,000  BOSTON SCIENTIFIC CORPORATION                                      6.40         06/15/2016           627,544
      1,235,000  BOSTON SCIENTIFIC CORPORATION                                      7.00         11/15/2035         1,245,593
      2,555,000  XEROX CORPORATION                                                  6.40         03/15/2016         2,529,695

                                                                                                                    7,938,181
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.42%
      3,545,000  MOHAWK INDUSTRIES INCORPORATED                                     5.75         01/15/2011         3,516,488
      3,190,000  TYCO INTERNATIONAL GROUP SA                                        6.38         10/15/2011         3,327,020

                                                                                                                    6,843,508
                                                                                                              ---------------

MOTION PICTURES - 0.11%
      1,900,000  NEWS AMERICA INCORPORATED                                          6.40         12/15/2035         1,820,681
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.16%
      2,885,000  CAPITAL ONE BANK SERIES BKNT                                       4.88         05/15/2008         2,863,867
      2,410,000  CAPITAL ONE FINANCIAL COMPANY                                      5.50         06/01/2015         2,345,882
      1,785,000  CAPITAL ONE FINANCIAL COMPANY<<                                    6.15         09/01/2016         1,792,843
      2,465,000  CIT GROUP INCORPORATED                                             4.75         08/15/2008         2,440,101
      3,764,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                             3.75         12/15/2009         3,603,992
      1,635,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                             4.88         03/04/2015         1,580,283
      1,160,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                   6.75         03/15/2032         1,309,182
        815,000  GENERAL MOTORS ACCEPTANCE CORPORATION                              6.75         12/01/2014           781,330
      7,525,000  HSBC FINANCE CORPORATION                                           4.75         04/15/2010         7,387,812
      1,875,000  RESIDENTIAL CAPITAL CORPORATION+/-                                 6.88         06/29/2007         1,884,602
      3,905,000  RESIDENTIAL CAPITAL CORPORATION                                    6.13         11/21/2008         3,913,497
      1,080,000  RESIDENTIAL CAPITAL CORPORATION                                    6.50         04/17/2013         1,089,553
      4,055,000  SLM CORPORATION SERIES MTN+/-                                      5.66         07/26/2010         4,054,607

                                                                                                                   35,047,551
                                                                                                              ---------------

OIL & GAS EXTRACTION - 1.33%
      2,895,000  ANADARKO FINANCE COMPANY SERIES B                                  6.75         05/01/2011         3,031,847
      2,560,000  CONOCOPHILLIPS                                                     5.90         10/15/2032         2,583,698
      3,560,000  DEVON FINANCING CORPORATION ULC                                    6.88         09/30/2011         3,775,334
      1,410,000  HALLIBURTON COMPANY                                                5.50         10/15/2010         1,415,561
      1,647,000  HALLIBURTON COMPANY                                                8.75         02/15/2021         2,084,031
      2,875,000  HESS CORPORATION<<                                                 6.65         08/15/2011         3,008,665
      2,505,000  LAZARD GROUP LLC                                                   7.13         05/15/2015         2,619,223
        995,000  PEMEX PROJECT FUNDING MASTER TRUST                                 7.38         12/15/2014         1,078,083
        985,000  PEMEX PROJECT FUNDING MASTER TRUST<<                               6.63         06/15/2035           967,270
      1,015,000  XTO ENERGY INCORPORATED                                            6.10         04/01/2036           993,192

                                                                                                                   21,556,904
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.23%
      3,650,000  INTERNATIONAL PAPER COMPANY                                        5.85         10/30/2012         3,707,360
                                                                                                              ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.31%
      2,125,000  DUKE CAPITAL LLC                                                   7.50         10/01/2009         2,253,713
      1,210,000  KINDER MORGAN ENERGY PARTNERS LP                                   5.80         03/15/2035         1,086,316
      1,765,000  KINDER MORGAN INCORPORATED                                         6.50         09/01/2012         1,730,819

                                                                                                                    5,070,848
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES - 0.08%
$     1,300,000  CORNING INCORPORATED                                               7.25%        08/15/2036   $     1,353,717
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.14%
      1,915,000  NORFOLK SOUTHERN CORPORATION                                       7.05         05/01/2037         2,195,779
                                                                                                              ---------------

REAL ESTATE - 0.14%
      1,160,000  DUKE REALTY LP                                                     5.63         08/15/2011         1,161,648
      1,160,000  DUKE REALTY LP                                                     5.95         02/15/2017         1,167,720

                                                                                                                    2,329,368
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.62%
      2,735,000  DEVELOPERS DIVERS REALTY                                           5.38         10/15/2012         2,688,483
        860,000  PROLOGIS                                                           5.25         11/15/2010           850,923
      2,390,000  PROLOGIS 2006                                                      5.50         04/01/2012         2,370,768
      1,390,000  SIMON PROPERTY GROUP LP                                            5.60         09/01/2011         1,393,553
      2,710,000  SIMON PROPERTY GROUP LP<<                                          6.10         05/01/2016         2,781,333

                                                                                                                   10,085,060
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.42%
      4,085,000  CREDIT SUISSE USA INCORPORATED                                     5.50         08/16/2011         4,102,010
        935,000  CREDIT SUISSE USA INCORPORATED                                     5.85         08/16/2016           953,516
      1,225,000  GOLDMAN SACHS GROUP INCORPORATED                                   6.45         05/01/2036         1,240,015
      3,490,000  LEHMAN BROTHERS HOLDINGS SERIES MTN                                5.75         05/17/2013         3,528,627
      3,025,000  MERRILL LYNCH & COMPANY                                            6.05         05/16/2016         3,117,014
      2,885,000  MERRILL LYNCH & COMPANY SERIES MTN                                 5.77         07/25/2011         2,937,363
      2,920,000  MORGAN STANLEY                                                     5.63         01/09/2012         2,944,601
      3,005,000  MORGAN STANLEY                                                     5.38         10/15/2015         2,940,116
      1,160,000  MORGAN STANLEY                                                     6.25         08/09/2026         1,181,509

                                                                                                                   22,944,771
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.31%
      3,250,000  DAIMLERCHRYSLER NA HOLDING CORPORATION<<                           6.50         11/15/2013         3,346,850
      1,165,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                             8.50         01/18/2031         1,398,989
        240,000  LOCKHEED MARTIN CORPORATION++                                      6.15         09/01/2036           244,978

                                                                                                                    4,990,817
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $284,960,580)                                                                 289,304,995
                                                                                                              ---------------

FOREIGN GOVERNMENT BONDS - 0.65%
      1,875,000  CANADIAN NATIONAL RAILWAY COMPANY                                  6.20         06/01/2036         1,972,789
      1,755,000  CHILE GOVERNMENT INTERNATIONAL BOND                                5.50         01/15/2013         1,761,494
      1,015,000  RUSSIAN FEDERATION++                                               5.00         03/31/2030         1,128,477
      3,060,000  UNITED MEXICAN STATES<<                                            5.63         01/15/2017         3,017,160
      1,465,000  UNITED MEXICAN STATES SERIES MTNA                                  5.88         01/15/2014         1,490,638
      1,055,000  UNITED MEXICAN STATES SERIES MTNA<<                                6.75         09/27/2034         1,119,355

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $10,147,398)                                                                 10,489,913
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 1.53%
      1,000,000  BRITISH TELECOM PLC                                                8.88         12/15/2030         1,290,720
      1,370,000  CELULOSA ARAUCO CONSTITUTION                                       5.63         04/20/2015         1,324,000
      2,420,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE<<                           5.75         03/23/2016         2,354,016
        585,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                          8.25         06/15/2030           705,712
      1,335,000  EMPRESA NACIONAL ELECTRIC                                          8.63         08/01/2015         1,531,066
      1,050,000  ENCANA CORPORATION                                                 6.50         08/15/2034         1,088,961
      1,675,000  HSBC HOLDINGS PLC<<                                                6.50         05/02/2036         1,763,798
      1,285,000  PETRO-CANADA                                                       5.95         05/15/2035         1,220,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     2,161,000  ROGERS CABLE INCORPORATED                                          5.50%        03/15/2014   $     2,001,626
      1,285,000  SABMILLER PLC++                                                    6.50         07/01/2016         1,339,780
      1,290,000  SABMILLER PLC+/- ++                                                5.78         07/01/2009         1,290,063
      1,295,000  TELECOM ITALIA CAPITAL                                             6.00         09/30/2034         1,169,171
        585,000  TELECOM ITALIA CAPITAL                                             7.20         07/18/2036           610,976
      2,775,000  TELEFONICA EMISIONES SAU                                           5.98         06/20/2011         2,816,270
      2,690,000  VODAFONE GROUP PLC                                                 5.50         06/15/2011         2,681,615
      1,570,000  XL CAPITAL LIMITED                                                 6.38         11/15/2024         1,552,345

TOTAL FOREIGN CORPORATE BONDS@ (COST $24,776,580)                                                                  24,741,067
                                                                                                              ---------------

AGENCY SECURITIES - 44.16%

FEDERAL HOME LOAN BANK - 1.79%
     29,225,000  FHLB<<                                                             4.63         07/18/2007        29,056,080
                                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.18%
     22,999,000  FHLMC<< ^                                                          5.28         06/26/2007        22,041,391
     10,575,000  FHLMC<<                                                            6.63         09/15/2009        11,041,537
     14,263,203  FHLMC #1H2618+/- <<                                                5.60         05/01/2036        14,262,215
     11,174,999  FHLMC #1Q0027+/-                                                   5.10         02/01/2036        11,002,136
      9,510,885  FHLMC #A46083<<                                                    5.00         07/01/2035         9,123,691
      1,450,268  FHLMC #A50376                                                      6.00         07/01/2036         1,452,670
      2,386,294  FHLMC #A50433                                                      6.00         07/01/2036         2,390,246
      1,251,868  FHLMC #A50463                                                      6.00         07/01/2036         1,253,941
      1,295,347  FHLMC #A50686                                                      6.00         07/01/2036         1,297,493
      4,172,316  FHLMC #B12454<<                                                    4.50         02/01/2019         4,009,670
      2,905,339  FHLMC #B13646                                                      4.50         04/01/2019         2,792,082
      2,248,420  FHLMC #B14028<<                                                    4.50         05/01/2019         2,160,772
        541,412  FHLMC #B19212                                                      5.50         04/01/2020           539,292
      4,474,039  FHLMC #B19389<<                                                    5.50         05/01/2020         4,456,522
      2,546,733  FHLMC #E01279<<                                                    5.50         01/01/2018         2,542,475
      6,388,936  FHLMC #E01497<<                                                    5.50         11/01/2018         6,374,416
     11,495,550  FHLMC #G02083<<                                                    4.50         07/01/2035        10,710,412
      1,198,747  FHLMC #G08083<<                                                    4.50         08/01/2035         1,116,873
      2,812,606  FHLMC #G11594<<                                                    5.50         08/01/2019         2,805,993
      4,616,511  FHLMC #G11628<<                                                    4.50         11/01/2019         4,436,549
      7,468,442  FHLMC #G11658<<                                                    5.50         01/01/2020         7,445,733
     25,553,780  FHLMC #G11720<<                                                    4.50         08/01/2020        24,557,639
     17,496,794  FHLMC #G11769                                                      5.00         10/01/2020        17,128,163
     11,559,593  FHLMC #G11879<<                                                    5.00         10/01/2020        11,316,050
      3,549,534  FHLMC #G11881<<                                                    4.50         04/01/2020         3,411,165
     13,094,134  FHLMC #G11917<<                                                    4.50         08/01/2020        12,601,122
      8,963,540  FHLMC #G12107                                                      4.50         08/01/2020         8,614,122
      3,280,096  FHLMC #G12246                                                      5.00         12/01/2020         3,210,990
      2,076,929  FHLMC #G12248                                                      4.50         07/01/2020         1,995,966
      2,143,911  FHLMC #J02089<<                                                    5.50         06/01/2020         2,135,517
      1,798,847  FHLMC #J02372<<                                                    5.50         05/01/2020         1,794,618
      1,755,862  FHLMC #J02373<<                                                    5.50         05/01/2020         1,751,734
      3,616,119  FHLMC #J02609                                                      4.50         10/01/2020         3,472,782
      8,241,000  FHLMC SERIES 2631 CLASS MT<<                                       3.50         01/15/2022         8,109,456
     10,728,000  FHLMC SERIES 2645 CLASS MK<<                                       3.50         07/15/2022        10,512,452
        303,724  FHLMC SERIES 2727 CLASS PW<<                                       3.57         06/15/2029           294,435
      4,144,729  FHLMC SERIES 2731 CLASS PK<<                                       3.50         05/15/2026         4,036,146
      2,365,086  FHLMC SERIES 2736 CLASS DB<<                                       3.30         11/15/2026         2,280,029
      5,695,520  FHLMC SERIES 2890 CLASS AP<<                                       3.75         12/15/2011         5,541,126
      6,041,422  FHLMC SERIES 2893 CLASS PA<<                                       4.00         04/15/2025         5,914,768
      4,000,751  FHLMC SERIES 2957 CLASS KJ<<                                       4.50         10/15/2024         3,941,413
      5,938,037  FHLMC SERIES 3035 CLASS DM<<                                       5.50         11/15/2025         5,948,794
      8,979,581  FHLMC SERIES 3059 CLASS CA<<                                       5.00         03/15/2025         8,920,552
     88,096,000  FHLMC TBA%%                                                        6.00         10/01/2021        88,894,326

                                                                                                                  359,639,474
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.58%
$     8,691,000  FNMA                                                               5.92%        07/25/2036   $     8,784,360
      5,463,000  FNMA                                                               5.95         08/01/2036         5,513,149
      9,988,000  FNMA                                                               6.00         08/01/2036        10,079,687
      8,678,000  FNMA                                                               6.20         08/01/2036         8,813,255
      7,499,198  FNMA #190337<<                                                     5.00         07/01/2033         7,212,209
      2,725,247  FNMA #254918<<                                                     4.50         09/01/2033         2,547,639
      1,602,997  FNMA #387166                                                       4.33         11/01/2011         1,538,958
      3,957,214  FNMA #555531<<                                                     5.50         06/01/2033         3,896,041
      3,987,201  FNMA #678915<<                                                     5.50         01/01/2033         3,927,078
      5,542,410  FNMA #683901<<                                                     5.50         01/01/2033         5,458,835
      9,726,204  FNMA #688017<<                                                     5.50         03/01/2033         9,575,849
     17,086,049  FNMA #693471<<                                                     5.50         03/01/2033        16,821,920
      1,641,958  FNMA #699613<<                                                     5.50         06/01/2033         1,616,575
      1,746,164  FNMA #710654<<                                                     5.50         05/01/2033         1,719,171
      4,621,495  FNMA #712328<<                                                     5.50         05/01/2033         4,550,052
      9,051,102  FNMA #725232<<                                                     5.00         03/01/2034         8,704,723
      5,673,516  FNMA #725424<<                                                     5.50         04/01/2034         5,585,811
      1,828,000  FNMA #725564                                                       4.50         04/01/2009         1,796,867
     14,087,151  FNMA #735212<<                                                     5.00         12/01/2034        13,529,705
      1,327,398  FNMA #745295                                                       4.65         10/01/2012         1,294,265
      5,018,330  FNMA #745666+/-                                                    6.44         07/01/2036         5,105,367
      2,215,714  FNMA #747539<<                                                     5.50         11/01/2033         2,181,462
      2,361,280  FNMA #813642+/- <<                                                 5.66         06/01/2036         2,370,151
      2,782,792  FNMA #815422                                                       4.50         02/01/2035         2,592,185
      3,855,867  FNMA #815426                                                       4.50         02/01/2035         3,598,388
      3,568,557  FNMA #822051+/- <<                                                 5.07         07/01/2035         3,521,691
      1,666,966  FNMA #835243+/-                                                    4.87         09/01/2035         1,627,594
      2,792,549  FNMA #879679+/- <<                                                 5.30         04/01/2036         2,782,341
      9,614,780  FNMA #886046<<                                                     6.00         07/01/2036         9,625,096
        947,623  FNMA #891057+/- <<                                                 5.51         06/01/2036           949,627
     10,216,991  FNMA #892281+/-                                                    5.83         07/01/2036        10,299,354
      1,800,153  FNMA SERIES 2003-113 CLASS PN<<                                    3.50         02/25/2013         1,760,440
     12,638,611  FNMA SERIES 2003-76 CLASS DE<<                                     4.00         09/25/2031        11,922,004
      6,262,876  FNMA SERIES 2003-92 CLASS KQ<<                                     3.50         06/25/2023         6,119,108
        418,302  FNMA SERIES 2003-92 CLASS NM                                       3.50         04/25/2013           409,612
      4,337,002  FNMA SERIES 2005-45 CLASS BA<<                                     4.50         11/25/2014         4,290,311
      8,936,069  FNMA SERIES 2005-65 CLASS WG<<                                     4.50         08/25/2026         8,803,505
        898,221  FNMA SERIES 2005-77 CLASS BX<<                                     4.50         07/25/2028           883,949
     97,595,000  FNMA TBA%%                                                         5.50         09/01/2033        95,765,094
      3,710,000  FNMA TBA%%                                                         6.00         09/01/2034         3,713,480

                                                                                                                  301,286,908
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.11%
      8,695,473  GNMA #3624<<                                                       5.50         10/20/2034         8,593,447
      1,220,192  GNMA #520822                                                       5.50         03/15/2035         1,208,769
      1,909,391  GNMA #595760                                                       5.50         06/15/2035         1,891,516
      1,418,652  GNMA #635898                                                       5.50         11/15/2034         1,406,433
      1,169,931  GNMA SERIES 2006-3 CLASS A                                         4.21         01/16/2028         1,139,663
      2,723,036  GNMA SERIES 2006-32 CLASS A<<                                      5.08         01/16/2030         2,706,888
      9,334,000  GNMA TBA%%                                                         6.00         09/01/2034         9,389,425
     23,572,000  GNMA TBA%%                                                         6.50         09/01/2036        24,028,708

                                                                                                                   50,364,849
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $739,175,136)                                                                       740,347,311
                                                                                                              ---------------

US TREASURY SECURITIES - 11.74%

US TREASURY BONDS - 6.29%
      8,434,000  US TREASURY BOND<<                                                 8.88         02/15/2019        11,551,282
     43,915,000  US TREASURY BOND<<                                                 6.25         08/15/2023        50,354,740

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$    11,994,000  US TREASURY BOND<<                                                 6.25%        05/15/2030   $    14,204,458
      7,315,000  US TREASURY BOND<<                                                 5.38         02/15/2031         7,782,472
     19,121,000  US TREASURY BOND<<                                                 4.50         02/15/2036        17,996,150

                                                                                                                  101,889,102
                                                                                                              ---------------

US TREASURY NOTES - 5.45%
      2,700,000  US TREASURY NOTE<<                                                 4.88         05/31/2008         2,701,688
      5,774,000  US TREASURY NOTE<<                                                 5.13         06/30/2008         5,804,902
      8,235,000  US TREASURY NOTE<<                                                 5.00         07/31/2008         8,264,597
        819,000  US TREASURY NOTE<<                                                 4.88         05/15/2009           822,103
     17,505,000  US TREASURY NOTE<<                                                 4.88         07/31/2011        17,634,922
         88,000  US TREASURY NOTE<<                                                 4.50         02/15/2016            86,360
     50,014,000  US TREASURY NOTE<<                                                 5.13         05/15/2016        51,434,298
      1,661,000  US TREASURY NOTE<<                                                 4.88         08/15/2016         1,679,816

                                                                                                                   88,428,686
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $190,257,899)                                                                  190,317,788
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 45.16%

COLLATERAL INVESTED IN OTHER ASSETS - 45.16%
      1,546,688  ABBEY NATIONAL TREASURY SERVICE+/- ++                              5.59         01/16/2007         1,547,910
     10,311,257  AMERICAN EXPRESS BANK FSB+/-                                       5.29         01/26/2007        10,311,360
      6,500,575  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36         09/14/2007         6,503,825
      5,603,944  AQUIFER FUNDING LIMITED++                                          5.35         09/07/2006         5,599,068
        493,595  ATLAS CAPITAL FUNDING CORPORATION++                                5.31         09/01/2006           493,595
      5,603,944  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.38         11/10/2006         5,603,944
      4,483,155  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.30         04/25/2007         4,483,245
      4,483,155  ATOMIUM FUNDING CORPORATION++                                      5.40         11/03/2006         4,441,955
        560,394  BANK ONE NA ILLINOIS SERIES BKNT+/-                                5.55         01/12/2007           560,647
     48,193,916  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $48,201,092)                                       5.36         09/01/2006        48,193,916
     14,570,254  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.39         02/23/2007        14,570,254
     22,415,775  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $22,419,112)                                       5.36         09/01/2006        22,415,775
        762,136  BHP BILLITON FINANCE USA BV                                        5.31         09/08/2006           761,359
     22,361,846  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $22,365,176)                                       5.36         09/01/2006        22,361,847
      8,966,310  BUCKINGHAM II CDO LLC                                              5.31         09/25/2006         8,934,928
     11,207,888  BUCKINGHAM III CDO LLC++                                           5.32         09/29/2006        11,162,159
      3,586,524  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/13/2006         3,580,248
      2,689,893  CAIRN HIGH GRADE FUNDING I LLC                                     5.30         09/18/2006         2,683,222
      2,241,578  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         09/21/2006         2,235,032
      2,914,051  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/25/2006         2,903,852
        134,719  CEDAR SPRINGS CAPITAL COMPANY++                                    5.27         09/05/2006           134,641
      5,628,153  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31         09/12/2006         5,619,148
      3,189,765  CEDAR SPRINGS CAPITAL COMPANY++                                    5.32         09/25/2006         3,178,601
      5,603,944  CEDAR SPRINGS CAPITAL COMPANY++                                    5.33         10/03/2006         5,577,773
      8,345,617  CEDAR SPRINGS CAPITAL COMPANY                                      5.39         11/17/2006         8,251,896
        269,213  CEDAR SPRINGS CAPITAL COMPANY                                      5.38         11/20/2006           266,072
      6,816,637  CEDAR SPRINGS CAPITAL COMPANY                                      5.37         11/27/2006         6,730,134
     11,207,888  CHEYNE FINANCE LLC++                                               5.37         11/13/2006        11,088,524
     44,831,550  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $44,838,225)                                       5.36         09/01/2006        44,831,550
        534,840  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.25         09/12/2006           533,985
        448,316  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.23         09/13/2006           447,531
     26,898,930  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                   5.31         09/08/2006        26,871,493
      6,724,733  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.34         10/11/2006         6,685,527
        559,722  CROWN POINT CAPITAL COMPANY++                                      5.48         10/02/2006           557,192
     10,003,040  CULLINAN FINANCE CORPORATION++                                     5.38         09/28/2006         9,963,628
      5,603,944  DEER VALLEY FUNDING LLC                                            5.36         09/11/2006         5,595,762
     10,228,318  DEER VALLEY FUNDING LLC++                                          5.31         09/12/2006        10,211,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$     1,479,441  DEER VALLEY FUNDING LLC++                                          5.27%        09/15/2006   $     1,476,423
      5,603,944  DEER VALLEY FUNDING LLC                                            5.41         11/01/2006         5,554,069
        224,158  FCAR OWNER TRUST SERIES II                                         5.22         10/03/2006           223,111
     17,173,209  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $17,175,766)                                       5.36         09/01/2006        17,173,209
     11,207,888  FIVE FINANCE INCORPORATED+/- ++                                    5.37         01/25/2007        11,212,819
        370,757  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.21         09/29/2006           369,244
        453,919  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.44         10/30/2006           450,016
      1,236,454  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.37         11/15/2006         1,222,927
        134,495  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.47         11/29/2006           132,749
      7,753,392  FOX TROT CDO LIMITED                                               5.36         12/01/2006         7,650,660
      2,692,135  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.53         09/18/2006         2,692,296
      3,586,524  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.41         06/18/2007         3,586,524
      5,217,047  GEORGE STREET FINANCE LLC++                                        5.29         09/15/2006         5,206,405
     11,207,888  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.59         03/30/2007        11,218,199
      2,286,409  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007         2,288,170
        348,789  ICICI BANK LIMITED                                                 5.46         11/15/2006           344,974
        686,371  ICICI BANK LIMITED                                                 5.51         12/01/2006           677,277
      7,845,521  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007         7,845,521
        444,729  IRISH LIFE & PERMANENT PLC                                         5.47         12/13/2006           438,062
     29,140,508  JPMORGAN CHASEREPURCHASE AGREEMENT
                 (MATURITY VALUE $29,144,847)                                       5.36         09/01/2006        29,140,508
     14,346,096  KAUPTHING BANK HF SERIES MTN+/- ++                                 5.39         03/20/2007        14,335,050
      5,603,944  KESTREL FUNDING LLC++                                              5.45         11/06/2006         5,550,034
        714,839  KLIO FUNDING CORPORATION++                                         5.46         10/20/2006           709,728
        377,930  KLIO FUNDING CORPORATION++                                         5.36         11/15/2006           373,795
      3,931,727  KLIO II FUNDING CORPORATION++                                      5.39         10/20/2006         3,903,615
     17,932,620  KLIO III FUNDING CORPORATION                                       5.30         09/18/2006        17,888,147
      1,841,008  KLIO III FUNDING CORPORATION++                                     5.46         10/16/2006         1,828,931
        672,473  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.61         04/20/2007           673,374
     19,512,428  LEXINGTON PARKER CAPITAL CORPORATION                               5.49         10/05/2006        19,415,646
        650,057  LIBERTY STREET FUNDING CORPORATION++                               5.42         09/25/2006           647,782
         56,039  LIBERTY STREET FUNDING CORPORATION                                 5.44         10/25/2006            55,598
      6,724,733  LIQUID FUNDING LIMITED++                                           5.32         09/21/2006         6,705,096
      6,724,733  LIQUID FUNDING LIMITED                                             5.48         11/30/2006         6,636,504
      7,845,521  LIQUID FUNDING LIMITED+/- ++                                       5.37         12/01/2006         7,845,521
      3,362,366  LIQUID FUNDING LIMITED                                             5.52         12/28/2006         3,304,601
      7,845,521  LIQUID FUNDING LIMITED+/-                                          5.35         12/29/2006         7,845,914
        728,513  MERRILL LYNCH & COMPANY INCORPORATED+/-                            5.61         01/26/2007           729,125
     11,207,888  MORGAN STANLEY+/-                                                  5.38         10/30/2006        11,207,888
     15,691,043  MORGAN STANLEY+/-                                                  5.38         10/10/2006        15,691,043
        224,158  MORGAN STANLEY                                                     5.48         01/19/2007           224,321
      3,446,425  MORGAN STANLEY SERIES EXL+/- **                                    5.39         08/13/2010         3,447,080
      6,007,428  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.42         12/11/2006         6,010,491
      3,597,732  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007         3,602,661
      2,241,578  NEWPORT FUNDING CORPORATION++                                      5.39         09/26/2006         2,233,396
      4,751,920  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.43         10/23/2006         4,715,901
        224,158  NORTH SEA FUNDING LLC++                                            5.38         10/16/2006           222,687
        448,316  NORTH SEA FUNDING LLC                                              5.25         11/24/2006           442,824
      2,650,665  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.24         09/05/2006         2,649,128
         93,474  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.43         09/25/2006            93,147
         61,643  PERRY GLOBAL FUNDING LIMITED SERIES A                              5.50         11/10/2006            61,014
         89,663  PICAROS FUNDING LLC++                                              5.41         11/03/2006            88,839
     10,525,327  RACERS TRUST SERIES 2004-6-MM+/- ++                                5.35         09/22/2006        10,527,011
      5,603,944  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.41         11/24/2006         5,605,233
        709,459  ROYAL BANK OF SCOTLAND PLC+/-                                      5.41         11/24/2006           709,622
        732,996  ROYAL BANK OF SCOTLAND PLC++                                       5.50         03/30/2007           733,465
      5,603,944  SEDNA FINANCE INCORPORATED+/- ++                                   5.24         12/08/2006         5,604,560
     35,192,767  SHEFFIELD RECEIVABLES CORPORATION                                  5.28         09/01/2006        35,192,767
     15,730,270  SLM CORPORATION+/-                                                 5.60         01/25/2007        15,743,169
      1,147,688  SLM CORPORATION+/-                                                 5.69         07/25/2007         1,150,396
      4,483,155  SLM CORPORATION+/- ++ **                                           5.33         04/11/2012         4,484,096
      2,808,024  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.36         10/25/2006         2,808,305
      8,040,090  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/01/2006         7,968,533
      8,039,418  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/08/2006         7,959,667

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$    22,415,775  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51%        08/03/2007   $    22,415,775
      4,308,088  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007         4,308,002
      5,603,944  UNICREDITO ITALIANO BANK IRELAND SERIES LIB+/- ++                  5.38         03/09/2007         5,604,728
      1,619,540  VERSAILLES CDS LLC++                                               5.32         09/05/2006         1,618,600
      1,120,789  VERSAILLES CDS LLC                                                 5.32         09/08/2006         1,119,646
        336,237  VERSAILLES CDS LLC++                                               5.36         09/22/2006           335,204
      5,603,944  WAL-MART STORES INCORPORATED+/-                                    5.39         03/28/2007         5,604,000
      7,173,048  WHISTLEJACKET CAPITAL LIMITED                                      5.34         10/16/2006         7,125,993
        394,742  WHISTLEJACKET CAPITAL LIMITED++                                    5.36         11/20/2006           390,135
      1,295,632  WHITE PINE FINANCE LLC++                                           5.30         09/01/2006         1,295,626

                                                                                                                  732,240,128
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $732,240,128)                                                       732,240,128
                                                                                                              ---------------

REPURCHASE AGREEMENTS - 2.31%
     37,396,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $37,401,526)           5.32         09/01/2006        37,396,000
                                                                                                              ---------------

TOTAL REPURCHASE AGREEMENTS (COST $37,396,000)                                                                     37,396,000
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,581,876,813)*                            159.42%                                                     $ 2,584,630,019

OTHER ASSETS AND LIABILITIES, NET                 (59.42)                                                        (963,369,562)
                                                  ------                                                      ---------------

TOTAL NET ASSETS                                  100.00%                                                     $ 1,621,260,457
                                                  ------                                                      ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

** THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES AND NET REALIZED APPRECIATION (DEPRECIATION) CONSIST OF:

SCHEDULE OF TBA SALE COMMITMENTS - (1.90%)
FEDERAL HOME LOAN MORTGAGE CORPORATION - (1.55%)
   (26,174,000)  FHLMC TBA%%                                                        4.50         09/01/2021       (25,127,040)

FEDERAL NATIONAL MORTGAGE ASSOCIATION - (0.35%)
    (6,065,000)   FNMA TBA%%                                                        4.50         09/01/2036        (5,646,139)

TOTAL TBA SALE COMMITMENTS (TOTAL PROCEED $(30,642,533))                                                          (30,773,179)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

   Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

   Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

  Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -Association of Bay Area Governments
ADR  -American Depositary Receipt
AMBAC -American Municipal Bond Assurance Corporation
AMT  -Alternative Minimum Tax
ARM  -Adjustable Rate Mortgages
BART  -Bay Area Rapid Transit
CDA  -Community Development Authority
CDSC  -Contingent Deferred Sales Charge
CGIC  -Capital Guaranty Insurance Company
CGY  -Capital Guaranty Corporation
CMT  -Constant Maturity Treasury
COFI  -Cost of Funds Index
Connie Lee  -Connie Lee Insurance Company
COP  -Certificate of Participation
CP  -Commercial Paper
CTF  -Common Trust Fund
DW&P  -Department of Water & Power
DWR  -Department of Water Resources
EDFA  -Education Finance Authority
FFCB  -Federal Farm Credit Bank
FGIC  -Financial Guaranty Insurance Corporation
FHA  -Federal Housing Authority
FHLB  -Federal Home Loan Bank
FHLMC  -Federal Home Loan Mortgage Corporation
FNMA  -Federal National Mortgage Association
FRN  -Floating Rate Notes
FSA  -Financial Security Assurance Incorporated
GDR  -Global Depositary Receipt
GNMA  -Government National Mortgage Association
GO  -General Obligation
HFA  -Housing Finance Authority
HFFA  -Health Facilities Financing Authority
IDA  -Industrial Development Authority
IDR  -Industrial Development Revenue
LIBOR  -London Interbank Offered Rate
LLC  -Limited Liability Corporation
LOC  -Letter of Credit
LP  -Limited Partnership
MBIA  -Municipal Bond Insurance Association
MFHR  -Multi-Family Housing Revenue
MUD  -Municipal Utility District
MTN  -Medium Term Note
PCFA  -Pollution Control Finance Authority
PCR  -Pollution Control Revenue
PFA  -Public Finance Authority
PLC  -Private Placement
PSFG  -Public School Fund Guaranty
RDA  -Redevelopment Authority
RDFA  -Redevelopment Finance Authority
REITS  -Real Estate Investment Trusts
R&D  -Research & Development
SFHR  -Single Family Housing Revenue
SFMR  -Single Family Mortgage Revenue
SLMA  -Student Loan Marketing Association
STEERS  -Structured Enhanced Return Trust
TBA  -To Be Announced
TRAN  -Tax Revenue Anticipation Notes
USD  -Unified School District
V/R  -Variable Rate
WEBS  -World Equity Benchmark Shares
XLCA  -XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:


1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  October 17, 2006

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION


I, A. Erdem Cimen, certify that:


1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  October 17, 2006

/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    Wells Fargo Master Trust


                                    By:   /s/Karla M. Rabusch
                                          ____________________

                                          Karla M. Rabusch
                                          President




Date:  October 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    Wells Fargo Master Trust



                                    By: /s/ Karla M. Rabusch
                                        _____________________

                                          Karla M. Rabusch
                                          President



                                    By: /s/ A.Erdem Cimen
                                        ____________________

                                          A. Erdem Cimen
                                          Treasurer

Date: October 17, 2006